As filed with the Securities and Exchange Commission on November 21, 2025

Securities Act File No. [ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

BAILLIE GIFFORD FUNDS

(Exact Name of Registrant as Specified in Charter)

780 Third Avenue

43rd Floor

New York, NY 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

TITLE OF SECURITIES BEING REGISTERED:

Class 2, Class 3, Class 4, Class 5, Class K and Institutional Class shares of Baillie Gifford International Alpha Fund, a series of the Registrant.

Approximate date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on December 21, 2025 pursuant to Rule 488.

An indefinite amount of the Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

Baillie Gifford Funds

Baillie Gifford International All Cap Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

780 Third Avenue, 43rd Floor

New York, NY 10017

December [ ], 2025

Dear Shareholder:

We are sending you the enclosed document, which combines an information statement with a prospectus, because you are a shareholder of one or more of Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and/or Baillie Gifford EAFE Plus All Cap Fund (each an “Acquired Fund” and together, the “Acquired Funds”). On September 15, 2025, the Board of Trustees (the “Board”) of the Funds (as defined below) approved a proposal by Baillie Gifford Overseas Limited (“BGOL”), the investment adviser to the Acquired Funds, to reorganize each Acquired Fund with and into Baillie Gifford International Alpha Fund (the “Acquiring Fund” together with the Acquired Funds, the “Funds” and each a “Fund”). These reorganization transactions (each a “Merger” and together the “Mergers”) do not require shareholder approval and are expected to qualify as tax-free reorganizations for federal income tax purposes. It is expected that each Merger will be completed on or about February 2, 2026. It is expected that each Acquired Fund will close to new investments beginning January 1, 2026.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUIRED TO VOTE OR OTHERWISE TAKE ANY ACTION

The Acquiring Fund and each Acquired Fund have identical investment objectives and fundamental investment policies, and similar investment strategies, and principal risks.

The Acquiring Fund has an investment objective to seek to capital appreciation by investing primarily in an international portfolio of equities and the Acquiring Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. With respect to each Acquired Fund:

●	Baillie Gifford International All Cap Fund’s investment objective is to seek capital appreciation, and under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.

●	Baillie Gifford Developed EAFE All Cap Fund’s investment objective is to seek capital appreciation, and under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East.

●	Baillie Gifford EAFE Plus All Cap Fund’s investment objective is to seek capital appreciation, and under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East.

All Funds are managed by BGOL. It is expected that, following the Mergers, the fees and expenses for Acquired Fund shareholders will be lower as shareholders of the combined Acquiring Fund, as described in detail in the enclosed information statement/prospectus.

The Board has carefully reviewed the terms of the Mergers and determined unanimously to approve each Merger. Details regarding the terms of the Mergers, and their potential benefits and costs to applicable shareholders, are discussed in the enclosed information statement/prospectus, which we urge you to review carefully.

Sincerely,

Michael Stirling-Aird
President
Baillie Gifford Funds

The information contained in this Combined Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

DATED NOVEMBER 21, 2025

Acquisition of the assets of

Baillie Gifford Funds

Baillie Gifford International All Cap Fund,

Baillie Gifford Developed EAFE All Cap Fund and

Baillie Gifford EAFE Plus All Cap Fund

by and in exchange for shares of

Baillie Gifford Funds

Baillie Gifford International Alpha Fund

INFORMATION STATEMENT/PROSPECTUS

December [ ], 2025

The responses to the questions that follow provide a brief overview of each reorganization (each a “Merger” and together, the “Mergers”) of Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund (each an “Acquired Fund” and together, the “Acquired Funds”) with and into Baillie Gifford International Alpha Fund (the “Acquiring Fund” and together with the Acquired Funds, the “Funds” and each a “Fund”). We encourage you to read the full text of this information statement/prospectus for a complete description of the Mergers.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY

Q: Why are you sending me this information?

As a shareholder of an Acquired Fund, your investment will be impacted by the Mergers. On the date of the Mergers, your Acquired Fund shares will, in effect, be exchanged for shares of the Acquiring Fund of the same class and with an equal aggregate net asset value. Therefore, as a result of the Mergers, you and the other shareholders of all three Acquired Funds will become shareholders of the Acquiring Fund. This combined information statement/prospectus (“Information Statement/Prospectus”) provides you with information about the Mergers and the Acquiring Fund.

Q: What are the Mergers?

The Mergers will involve each Acquired Fund, transferring all of its assets and liabilities to another fund, the Acquiring Fund, in exchange for shares of that Acquiring Fund. Each Acquired Fund will then liquidate and distribute the shares of the Acquiring Fund to its shareholders. Once the Mergers are completed, shareholders Acquired Funds will hold shares of the Acquiring Fund, as follows:

Acquired Funds (Acquisition of the assets of:)	Acquiring Fund
Baillie Gifford International All Cap Fund Baillie Gifford Developed EAFE All Cap Fund Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford International Alpha Fund

You, as a holder of shares of one or more Acquired Funds, will receive shares of the Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of your Acquired Fund shares at the time of the Mergers. The Mergers are expected to be completed on or about February 2, 2026.

We encourage you to read the full text of this Information Statement/Prospectus to obtain a more detailed understanding of the Mergers.

1

Q: Why are the Mergers being pursued?

Baillie Gifford Overseas Limited (“BGOL”), the investment adviser to the Funds, has recommended the Mergers because it believes that each Merger is in the best interest of each Fund and its shareholders. Each of the Acquired Funds is one of a variety of investment products offered within BGOL’s broader International All Cap Strategy. The International All Cap Strategy is a long-term, active, growth strategy, investing in international equities across the range of small to large market capitalization. Each of the three Acquired Funds represents one of the International All Cap Strategy’s three variants, each with differing levels of emerging markets exposure. Please see the “Comparison of Investment Objectives,” “Comparison of Principal Investment Strategies,” and “Comparison of Principal Risks” sections of the Information Statement/Prospectus for more detail.

Given ongoing performance challenges and the recent trend of continuing outflows, BGOL believes that the future operation of each Acquired Fund, as currently constituted, is no longer feasible. The Acquiring Fund is part of BGOL’s broader International Alpha Strategy, which like the International All Cap Strategy is a long-term, active, growth strategy, investing in international equities. BGOL believes that each of the Mergers will improve the long-term viability of Acquired Fund shareholder investments. Furthermore, in BGOL’s view the Mergers will position the combined Acquiring Fund for growth, benefitting all shareholders while offering Acquired Fund shareholders an appropriate and attractive investment alternative to their current investments in the Acquired Funds. It is expected that the expenses borne by the Acquired Fund shareholders will decrease following the applicable Merger, as both the gross and net operating expenses of each share class of the Acquiring Fund are expected to be lower after the applicable Merger than those of the corresponding share class of each Acquired Fund (after giving effect to fee waivers and/or expense reimbursements). While the Mergers are not subject to the approval of Acquired Fund shareholders, Acquired Fund shareholders not wishing to become Acquiring Fund shareholders have the opportunity to redeem their Acquired Fund shares at any time in advance of the Mergers.

Q: How similar are the Acquired Funds and the Acquiring Fund?

Each of the Acquired Funds and the Acquiring Fund operates as an open-end investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund is organized as a series of Baillie Gifford Funds, a Massachusetts business trust and share the same Declaration of Trust and By-Laws.

The Acquiring Fund has identical investment objectives and fundamental investment policies, as well as similar investment strategies, and principal risks, as compared to each Acquired Fund. Each Fund has an investment objective to seek capital appreciation and each Fund focuses on investing in common stocks and other equity securities. Each Fund’s 80% investment policy is as follows:

80% Investment Policy
Acquiring Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.
Baillie Gifford International All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.
Baillie Gifford Developed EAFE All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia, and/or the Far East.
Baillie Gifford EAFE Plus All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

Each Fund, in accordance with its investment strategy, varies in its approach to investments in equity securities of issuers located in non-U.S. countries, including issuers located in emerging markets. Each Fund is also classified as a “diversified fund” under the 1940 Act, meaning each Fund is restricted from taking large, concentrated positions in specific issuers with respect to 75% of its portfolio.

Please see the “Comparison of Investment Objectives,” “Comparison of Principal Investment Strategies,” and “Comparison of Principal Risks” sections of the Information Statement/Prospectus for more detail.

Q: Will the investment adviser to my Fund change as a result of the Mergers?

No. BGOL is the investment adviser to each Acquired Fund and the Acquiring Fund. BGOL will continue to serve as the investment adviser to the Acquiring Fund following the Mergers.

In addition, the current portfolio managers of the Acquiring Fund will continue to serve as portfolio managers of the Acquiring Fund, following the Mergers.

2

Q: Will there be any changes to the options or services associated with my account as a result of the Mergers?

Account-level features and options such as dividend distributions, automatic investment plans, and systematic withdrawals will automatically carry over from accounts in an Acquired Fund to accounts in the Acquiring Fund.

The Mergers are not expected to result in any change or diminution in the level of services or resources that BGOL has provided historically to each Fund, and BGOL believes it will provide the combined Acquiring Fund, following the Mergers, with continued strong administrative, compliance, and marketing and sales support.

Q: Will there be changes to the Acquired Funds’ portfolios in connection with the Mergers?

Approximately 80% of Baillie Gifford International All Cap Fund’s portfolio, 85% of Baillie Gifford Developed EAFE All Cap Fund’s portfolio and 82% of Baillie Gifford EAFE Plus All Cap Fund’s portfolio are expected to be repositioned prior to completion of the Mergers in order to align the respective portfolios with that of the Acquiring Fund. Each Acquired Fund’s portfolio repositioning prior to the Mergers may result in the Acquired Fund realizing capital gains. Based on market values and net assets as of August 28, 2025, realized capital gains as a result of this repositioning are estimated as follows for each Acquired Fund: $38,461,083 (12.92% of net assets) for Baillie Gifford International All Cap Fund; $34,654,023 (19.02% of net assets) for Baillie Gifford Developed EAFE All Cap Fund; and $42,696,829 (16.46% of net assets) for Baillie Gifford EAFE Plus All Cap Fund. These gains will be distributable to the remaining shareholders of the applicable Acquired Fund, with the distribution of the gains taking place immediately before the Mergers and will be taxable to shareholders who hold their shares in a taxable account. Note that this portfolio repositioning is distinct from the Mergers (i.e., the reorganization transactions) which are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes. This portfolio repositioning will also result in brokerage and other transaction costs, including trading taxes for the Acquired Funds, which will be covered by BGOL and/or its affiliates pursuant to the terms of the Agreement and Plan of Reorganization for the applicable Merger. However, BGOL and/or its affiliates will not bear the brokerage and other transaction costs of any sales of portfolio holdings for the purposes of meeting redemptions in advance of the Mergers and such sales may also result in realized capital gains that will be distributed to the remaining shareholders of the applicable Acquired Fund and will be taxable to shareholders who hold their shares in a taxable account.

For a more detailed discussion of the federal income tax consequences of the Mergers and of changes to the Acquired Funds’ portfolios prior to the Mergers, please see “Summary— U.S. Federal Income Tax Consequences.”

Q: Are there costs or U.S. federal income tax consequences of the Mergers?

BGOL and/or its affiliates, and not the Funds, will bear the direct expenses of the Mergers and certain indirect expenses, as described below. Subject to limited exceptions described below, BGOL and/or its affiliates will bear all expenses in connection with the Mergers, including: legal, audit-related, accounting and tax services; taxes, brokerage and other transaction costs; as well as any costs directly associated with preparing, filing, printing, and distributing to the Acquired Fund shareholders all materials relating to the Information Statement/ Prospectus. Pursuant to the terms of the Agreement and Plan of Reorganization, the applicable Funds and not BGOL and/or its affiliates will bear litigation costs or other extraordinary or unforeseen expenses. Each Merger is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Fund shareholders will not, and the Acquired Fund generally will not, recognize gain or loss as a direct result of the Mergers, as described in more detail in the section of the Information Statement/Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE MERGERS—Tax Status of the Mergers.” At any time prior to the consummation of the Mergers, a shareholder may redeem shares, which generally will result in the recognition of gain or loss to such shareholder for U.S. federal income tax purposes.

A portion of the portfolio assets of each Acquired Fund are expected to be sold prior to the corresponding Merger. As discussed above, these sales of portfolio assets are expected in order to align the respective portfolios of the Acquired Funds with that of the Acquiring Fund, or for the purposes of meeting redemptions in advance of the Mergers. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the applicable Acquired Fund’s tax basis in such assets. Any net capital gains recognized in these sales will be distributed to each Acquired Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net-realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold their shares in a taxable account.

Because the Mergers will end the tax year of the Acquired Funds, they will accelerate distributions to shareholders from the Acquired Funds for their short tax year ending on the date of the Mergers. Those tax year-end distributions will be taxable to shareholders who hold their shares in a taxable account and will include any capital gains resulting from portfolio turnover prior to consummation of the Mergers that were not previously distributed.

Q: Will there be any changes to my fees and expenses as a result of the Mergers?

It is expected that, following the Mergers, both the gross and net operating expenses of each share class of the Acquiring Fund will be lower than those of each Acquired Fund, and the net operating expenses (after giving effect to fee waivers and/or expense reimbursements) borne by Acquired Fund shareholders as shareholders of the Acquiring Fund will be lower than the net operating expenses they currently bear as Acquired Fund shareholders, as described in detail in the “Fees and Expenses” section below.

3

Q: When will the Mergers happen?

The Mergers are expected to be completed on or about February 2, 2026.

Q: Will you need my vote to approve the Mergers?

No. The Mergers do not require shareholder approval. We are not asking you for a proxy and you are requested not to send us a proxy.

Pursuant to applicable rules under the 1940 Act, approval by shareholders of an acquired fund would be required if a merger would result in a change that, in a context other than the merger, would require shareholder approval under the 1940 Act. These factors generally include increased distribution fees as a result of the merger, materially different advisory contracts, different directors/trustees, or materially different fundamental investment policies as between the acquired and acquiring funds. Shareholder approval of the Mergers is not required because none of the factors requiring a shareholder vote are present.

Q: Has the Board approved the Mergers?

Yes. With respect to each Merger, the Board, including the trustees who are not “interested persons” (within the meaning of the 1940 Act) (the “Independent Trustees”), determined that participation in the Merger would be in the best interests of the applicable Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the applicable Acquired Fund and the Acquiring Fund would not be diluted as a result of the Merger. Having made such determinations with respect to each Merger, the Board, including the Independent Trustees, approved the Mergers and the Merger Agreements on behalf of the Acquired Funds and the Acquiring Fund.

See “Background and Board's Considerations Relating to the Mergers” in the attached Information Statement/Prospectus for additional information regarding the Board's approval of the Mergers.

Q: Whom should I call if I have questions?

If you have questions about the proposal described in the Information Statement/Prospectus, please call 1-844-394-6127.

4

INFORMATION STATEMENT/PROSPECTUS

Dated December 22, 2025

780 Third Avenue
43rd Floor
New York, NY 10017

This combined information statement and prospectus (“Information Statement/Prospectus”) is provided in connection with the mergers (each a “Merger” and together, the “Mergers”) of Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund (each an “Acquired Fund” and together, the “Acquired Funds”) with and into Baillie Gifford International Alpha Fund (the “Acquiring Fund” and together with the Acquired Funds, the “Funds,” and each a “Fund”) and the Agreement and Plan of Reorganization (the “Merger Agreement”) for each Merger (a form of which is attached as Appendix A). The Mergers do not require shareholder approval.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus provides important information about the Mergers and the issuance of the Acquiring Fund’s shares. You should read it carefully and retain it for future reference. A copy of this Information Statement/Prospectus is available on the internet at http://USmutualfund.bailliegifford.com.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The address and telephone number of the Funds is c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN, 1-844-394-6127. This Information Statement/Prospectus will be mailed to shareholders of the Acquired Funds beginning on or about December 22, 2025. You should read this document carefully and retain it for future reference.

How the Mergers Will Work

●	Each Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Merger Shares”) and the assumption by the Acquiring Fund of all of the corresponding Acquired Fund’s liabilities.

●	The Acquiring Fund will issue Merger Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from each Acquired Fund, less the liabilities it assumes from the corresponding Acquired Fund. Merger Shares of the applicable class of the Acquiring Fund will be distributed to the corresponding class of shareholders of each Acquired Fund in proportion to their holdings of such class of such Acquired Fund as set forth below.

Acquired Funds	Share Class		Share Class	Acquiring Fund
Baillie Gifford International All Cap Fund Baillie Gifford Developed EAFE All Cap Fund Baillie Gifford EAFE Plus All Cap Fund	Class 2	⇒	Class 2	Baillie Gifford International Alpha Fund
	Class 3	⇒	Class 3
	Class 4	⇒	Class 4
	Class 5	⇒	Class 5
Baillie Gifford Developed EAFE All Cap Fund Baillie Gifford EAFE Plus All Cap Fund [1]	Class K	⇒	Class K
	Institutional Class	⇒	Institutional Class

●	Holders of each class of shares of each Acquired Fund will receive Merger Shares with the same aggregate net asset value as the aggregate net asset value of their shares at the time of the Mergers.

●	The Funds’ investment adviser, Baillie Gifford Overseas Limited (“BGOL”), will bear all expenses of the Mergers, other than the excluded expenses as described in the Merger Agreement. Please refer to “Costs of the Mergers” for additional detail.

●	Each Merger is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected the Acquired Fund shareholders will not, and each Acquired Fund generally will not, recognize gain or loss as a direct result of the Mergers, as described in more detail in the section of the Information Statement/Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE MERGERS—Tax Status of the Mergers.”

1 Baillie Gifford International All Cap Fund has not registered Class K or Institutional Class shares.

●	As part of the Merger of your Acquired Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

●	No shareholders of the Acquired Funds will pay any sales charge in connection with acquiring Merger Shares.

●	After the Mergers are completed, Acquired Fund shareholders will be shareholders of the Acquiring Fund, and the Acquired Funds will be dissolved.

●	The Acquiring Fund will be the accounting and performance survivor of the Merger.

Where to Get More Information

To obtain more information about the Funds, please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By phone: 1-844-394-6127

By mail: c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN

By internet: http://USmutualfund.bailliegifford.com

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated into this Information Statement/Prospectus by reference:

●	The Statement of Additional Information relating to this Information Statement/Prospectus (File No. [ ]);

●	The Prospectus and Statement of Additional Information dated April 30, 2025, as supplemented, for Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and the Acquiring Fund (File No. 811-10145);

●	The Prospectus and Statement of Additional Information dated April 30, 2025, as supplemented, for Baillie Gifford International All Cap Fund (File No. 811-10145);

●	The reports of the Independent Registered Public Accounting Firm and the audited financial statements contained in the N-CSR of the Funds dated December 31, 2024, as filed March 4, 2025 (File No. 811-10145);

●	The unaudited financial statements contained in the N-CSR of the Funds dated June 30, 2025, as filed September 3, 2025 (File No. 811-10145);

For a free copy of any of the documents listed above and/or to ask questions about this Information Statement/Prospectus, please call 1-844-394-6127.

The Funds are subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, file reports and other information, including proxy materials, with the SEC. Proxy material, information statements, reports, and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Only one copy of this Information Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless an Acquired Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Information Statement/Prospectus, please contact the Funds at 1-844-394-6127. If in the future, you do not wish to combine or wish to recombine the mailing of an information or proxy statement with household members, please inform the Acquired Fund in writing at c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value, including possible loss of principal. There is no assurance that any Fund will achieve its investment objective.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

i

SECTION A – MERGERS

The following information describes the Mergers. You should read this entire Information Statement/Prospectus including the appendices carefully, along with the form of Merger Agreement, which is included in Appendix A. For more information about the Acquiring Fund, please see Appendix B (Management of the Funds), Appendix C (Acquired and Acquiring Fund Service Providers), and Appendix D (“Additional Information about Acquiring Fund Shares”).

I.	SUMMARY OF THE MERGERS

The following is a summary. This summary is not intended to be a complete statement of all material features of the Mergers and is qualified in its entirety by reference to the full text of this Information Statement/Prospectus, the Merger Agreement, and the other documents referred to herein. You should carefully read the entire Information Statement/Prospectus and the appendices, as they contain details that are not included in this summary.

How the Mergers Will Work

●	Each Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Merger Shares”) and the assumption by the Acquiring Fund of all of the corresponding Acquired Fund’s liabilities.

●	The Acquiring Fund will issue Merger Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from each Acquired Fund, less the liabilities it assumes from the corresponding Acquired Fund. Merger Shares of the applicable class of the Acquiring Fund will be distributed to the corresponding class of shareholders of each Acquired Fund in proportion to their holdings of such class of such Acquired Fund as set forth below.

Acquired Funds	Share Class		Share Class	Acquiring Fund
Baillie Gifford International All Cap Fund Baillie Gifford Developed EAFE All Cap Fund Baillie Gifford EAFE Plus All Cap Fund	Class 2	⇒	Class 2	Baillie Gifford International Alpha Fund
	Class 3	⇒	Class 3
	Class 4	⇒	Class 4
	Class 5	⇒	Class 5
Baillie Gifford Developed EAFE All Cap Fund Baillie Gifford EAFE Plus All Cap Fund [1]	Class K	⇒	Class K
	Institutional Class	⇒	Institutional Class

●	Holders of each class of shares of each Acquired Fund will receive Merger Shares with the same aggregate net asset value as the aggregate net asset value of their shares at the time of the Mergers.

●	BGOL will bear all expenses of the Mergers, other than the excluded expenses as described in the Merger Agreement. Please refer to “Costs of the Mergers” below for additional detail.

●	Each Merger is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected the Acquired Fund shareholders will not, and each Acquired Fund generally will not, recognize gain or loss as a direct result of the Mergers, as described in more detail in the section of the Information Statement/Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE MERGERS—Tax Status of the Mergers.”

●	As part of the Merger of your Acquired Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

●	No shareholders of the Acquired Funds will pay any sales charge in connection with acquiring Merger Shares.

●	After the Mergers are completed, Acquired Fund shareholders will be shareholders of the Acquiring Fund, and the Acquired Funds will be dissolved.

●	The Acquiring Fund will be the accounting and performance survivor of the Merger.

Costs of the Mergers

BGOL and/or its affiliates, and not the Funds, will bear the direct expenses of the Mergers and certain indirect expenses, as described below. Subject to limited exceptions discussed below, BGOL and/or its affiliates will bear all expenses in connection with the Mergers, including legal, audit-related, accounting and tax services; taxes, brokerage and other transaction costs; as well as any costs directly associated with preparing, filing, printing, and distributing to the Acquired Fund shareholders all materials relating to the Information Statement/Prospectus. Pursuant to the terms of the Agreement and Plan of Reorganization, the applicable Funds,

1 Baillie Gifford International All Cap Fund has not registered Class K or Institutional Class shares.

and not BGOL and/or its affiliates, will bear litigation costs or other extraordinary or unforeseen expenses. Approximately 80% of Baillie Gifford International All Cap Fund’s portfolio, 85% of Baillie Gifford Developed EAFE All Cap Fund’s portfolio and 82% of Baillie Gifford EAFE Plus All Cap Fund’s portfolio are expected to be repositioned prior to the consummation of the Mergers in order to more closely align each Acquired Fund’s portfolio with that of the Acquiring Fund. Each Acquired Fund’s portfolio repositioning prior to the Mergers may result in the Acquired Fund realizing capital gains. Based on market values and net assets as of August 28, 2025, realized capital gains as a result of the this repositioning are estimated as follows for each Acquired Fund: $38,461,083 (12.92% of net assets) for Baillie Gifford International All Cap Fund; $34,654,023 (19.02% of net assets) for Baillie Gifford Developed EAFE All Cap Fund; and $42,696,829 (16.46% of net assets) for Baillie Gifford EAFE Plus All Cap Fund. These gains will be distributable to the remaining shareholders of the applicable Acquired Fund, with the distribution of the gains taking place immediately before the Mergers, and will be taxable to shareholders who hold their shares in a taxable account. Note that this portfolio repositioning is distinct from the Mergers (i.e., the reorganization transactions) which are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes. This portfolio repositioning will also result in brokerage and other transaction costs, including trading taxes for the Acquired Funds, which will be covered by BGOL and/or its affiliates pursuant to the terms of the Agreement and Plan of Reorganization for the applicable Merger. However, BGOL and/or its affiliates will not bear the brokerage and other transaction costs of any sales of portfolio holdings for the purposes of meeting redemptions in advance of the Mergers, and such sales may also result in realized capital gains that will be distributed to the remaining shareholders of the applicable Acquired Fund and will be taxable to shareholders who hold their shares in a taxable account.

U.S. Federal Income Tax Consequences

Each Merger is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless each Acquired Fund and the Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Mergers will be tax-free, as described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT THE MERGERS — Tax Status of the Mergers.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized for U.S. federal income tax purposes by the Acquired Funds or its shareholders as a direct result of the Mergers. At any time prior to the Mergers, a shareholder may redeem shares of the applicable Acquired Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Acquired Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

An Acquired Fund shareholder’s aggregate tax basis in the Merger Shares is expected to carry over from the shareholder’s applicable Acquired Fund shares, and the Acquired Fund shareholders’ holding period in the Merger Shares is expected to include the shareholders’ holding period in the Acquired Fund shares.

A portion of the portfolio assets of each Acquired Fund are expected to be sold prior to the corresponding Merger. As discussed above, these sales of portfolio assets are expected in order to align the respective portfolios of the Acquired Funds with that of the Acquiring Fund, or for the purposes of meeting redemptions in advance of the Mergers. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the applicable Acquired Fund’s tax basis in such assets. Any net capital gains recognized in these sales will be distributed to each Acquired Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net-realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold their shares in a taxable account.

Prior to the closing of each Merger, each Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the applicable Merger. These distributions may be taxable to shareholders and such distributions by each Acquired Fund will include any capital gains resulting from portfolio turnover prior to the applicable Merger.

For more information about the U.S. federal income tax consequences of the Mergers and of changes to the Acquired Funds’ portfolios prior to the Mergers, see the section entitled “ADDITIONAL INFORMATION ABOUT THE MERGERS—Tax Status of the Mergers.”

Fees and Expenses

It is expected that the expenses borne by the Acquired Funds’ shareholders will decrease following the Mergers. With respect to each class of the Acquired Fund, the total expenses are expected to be lower than the corresponding class of the Acquiring Fund. This is due to the larger relative scale of the Acquiring Fund as compared to each Acquired Fund, which allows the Acquiring Fund to benefit from a breakpoint in advisory fees for assets above $2 billion, as well as lower overall operating expenses. As such, the Acquiring Fund is expected to have a lower total expense ratio and lower effective advisory fee than each Acquired Fund, following completion of the Mergers. Additional information regarding the current fees for each Fund, including the advisory fee breakpoints applicable to each Fund is included in Appendix B. Annual fund operating expense ratios for the Acquiring Fund and the Acquired Funds are based on expenses incurred during the fiscal period ended June 30, 2025.

Each Acquired Fund is party to an expense limitation agreement whereby BGOL has contractually agreed to waive its fees and/or bear Other Expenses to the extent that the Acquired Fund’s Total Annual Operating Expenses (excluding certain expenses) exceed the agreed upon expense limit, as reflected in the tables below or in Appendix B. In each case, the contractual waiver will continue until April 30, 2026. The Acquiring Fund is not subject to an expense limitation agreement and it is not expected that the combined Acquired Fund will be subject to an expense limitation following the completion of the Mergers. Additional information regarding the expense limitation arrangements currently in place for each Acquired Funds is included in Appendix B.

Pro forma fees and expenses, which are the estimated fees and expenses of the Acquiring Fund after giving effect to the Mergers, assume the Mergers occurred on June 30, 2025.

In general, a fund’s annual operating expense ratios will increase as the fund’s assets decrease and will decrease as the fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this Information Statement/Prospectus, could be higher or lower than those shown in the tables below. In addition, future increases or decreases in the Acquiring Fund’s net assets following the Mergers could result in annual fund operating expenses that are higher or lower than those shown in the tables below. As of June 30, 2025, the net assets of the Acquired Funds, totaling across three Acquired Funds, were $743,753,642, comprising of $305,799,352 for Baillie Gifford International All Cap Fund, $183,851,875 for Baillie Gifford Developed EAFE All Cap Fund and $254,102,415 for Baillie Gifford EAFE Plus All Cap Fund. As of June 30, 2025, the net assets of the Acquiring Fund were $2,292,508,350. The fees and expenses below exclude one-time direct expenses of the Mergers, which will be paid by BGOL and/or its affiliates. Additional information regarding the costs of the Mergers is set forth under “Costs of the Mergers” above.

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Each Acquired Fund and the Acquiring Fund) (fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
None	None	None	None	None	None

Baillie Gifford International All Cap Fund (Acquired Fund) (as of June 30, 2025)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses(b)	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses(c)	0.64%	0.57%	0.54%	0.49%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to BGOL as described in detail under “Fund Management – Shareholder Services” in Appendix B.

(b)	Classes 4 and 5 were unfunded as of June 30, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares. Baillie Gifford International All Cap Fund has not registered Class K or Institutional Class Shares.

(c)	BGOL has contractually agreed to waive its fees and/or bear Other Expenses of the Fund starting August 25, 2025 until April 30, 2026, to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2, shares 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board. No fee waiver was in effect during the six-month period ended June 33, 2025, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for any share class.

Baillie Gifford Developed EAFE All Cap Fund (Acquired Fund) (as of June 30, 2025)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses(b)	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.71%	0.64%	0.61%	0.56%
Fee Waiver and/or Expense Reimbursement(c)	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.67%	0.60%	0.57%	0.52%

	Class K	Institutional Class
Management Fees(d)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.19%	0.28%
Total Annual Fund Operating Expenses	0.71%	0.80%
Fee Waiver and/or Expense Reimbursement(c)	(0.04)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.67%	0.74%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to BGOL, as described in detail under “Fund Management – Shareholder Services” in Appendix B.

(b)	Classes 2, 4 and 5 were unfunded as of June 30, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 3 shares. Other Expenses for Institutional Class differ due to sub-accounting expenses.

(c)	BGOL has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class K shares, 0.67% for Institutional Class shares, 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

(d)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to BGOL.

Baillie Gifford EAFE Plus All Cap Fund (Acquired Fund) (as of June 30, 2025)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses (b)	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.69%	0.62%	0.59%	0.54%
Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.67%	0.60%	0.57%	0.52%

	Class K	Institutional Class
Management Fees(d)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.17%	0.20%
Total Annual Fund Operating Expenses	0.69%	0.72%
Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.67%	0.70%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to BGOL, as described in detail under “Fund Management – Shareholder Services” in Appendix B.

(b)	Classes 4 and 5 were unfunded as of June 30, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares. Other Expenses for Institutional Class differ due to sub-accounting expenses.

(c)	BGOL has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class K shares, 0.67% for Institutional Class shares, 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

(d)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

Baillie Gifford International Alpha Fund (Acquiring Fund) (as of June 30, 2025)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.34%	0.34%	0.34%	0.34%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.59%	0.52%	0.49%	0.44%

	Class K	Institutional Class
Management Fees(b)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses(c)	0.08%	0.18%
Total Annual Fund Operating Expenses	0.59%	0.69%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to BGOL, as described in detail under “Fund Management – Shareholder Services” in Appendix B.

(b)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to BGOL.

(c)	Other Expenses for Institutional Class differ due to sub-accounting expenses.

Combined Fund (pro forma) (as of June 30, 2025)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.34%	0.34%	0.34%	0.34%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.59%	0.52%	0.49%	0.44%

	Class K	Institutional Class
Management Fees(b)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses(c)	0.08%	0.17%
Total Annual Fund Operating Expenses	0.59%	0.68%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to BGOL, as described in detail under “Fund Management – Shareholder Services” in Appendix B.

(b)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to BGOL.

(c)	Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Examples: The Examples are intended to help you compare the costs of investing in shares of the Acquired Fund or an Acquiring Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the applicable Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

Baillie Gifford International All Cap Fund (Acquired Fund) (as of June 30, 2025)

	Class 2	Class 3	Class 4	Class 5
1 Year	$65	$58	$55	$50
3 Years	$205	$183	$173	$157
5 Years	$357	$318	$302	$274
10 Years	$798	$714	$677	$616

Baillie Gifford Developed EAFE All Cap Fund (Acquired Fund) (as of June 30, 2025)

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
1 Year	$70	$63	$60	$55	$70	$81
3 Years	$225	$203	$193	$177	$225	$254
5 Years	$393	$355	$338	$311	$393	$443
10 Years	$881	$796	$760	$700	$881	$989

Baillie Gifford EAFE Plus All Cap Fund (Acquired Fund) (as of June 30, 2025)

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
1 Year	$69	$62	$59	$54	$69	$73
3 Years	$220	$198	$188	$172	$220	$229
5 Years	$383	$345	$328	$301	$383	$400
10 Years	$858	$773	$737	$676	$858	$894

Baillie Gifford International Alpha Fund (Acquiring Fund) (as of June 30, 2025)

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
1 Year	$60	$53	$50	$45	$60	$70
3 Years	$189	$167	$157	$141	$189	$221
5 Years	$329	$291	$274	$246	$329	$384
10 Years	$738	$653	$616	$555	$738	$859

Combined Fund (pro forma) (as of June 30, 2025)

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
1 Year	$60	$53	$50	$45	$60	$69
3 Years	$189	$167	$157	$141	$189	$218
5 Years	$329	$291	$274	$246	$329	$379
10 Years	$738	$653	$616	$555	$738	$847

Investment Objectives, Policies, Strategies, Principal Risks

a.	Overview of Comparison of the Acquired Funds and the Acquiring Fund

The investment objective, investment strategies and policies of the combined Fund will be those of the Acquiring Fund following the Mergers. A comparison of the Funds’ investment objectives and significant investment strategies and policies is set forth below.

The Acquired Funds and the Acquiring Fund:

●	Have the same investment manager;

●	Have identical investment objectives;

●	Have similar principal investment strategies and risks;

●	Have identical fundamental investment policies;

●	Have identical valuation policies;

●	Have substantially similar policies for buying and selling shares and exchange rights. Please see Appendix D for a description of these policies;

●	Are subject to “Our Stewardship Principles and Guidelines” adopted by BGOL, consistent with the long-term investment objective of each Fund; and

●	Are structured as series of an open-end management investment company and are organized as series of the same Massachusetts business trust, Baillie Gifford Funds (the “Trust”) and operated pursuant to the same Declaration of Trust and Bylaws. Please see “ADDITIONAL INFORMATION ABOUT THE MERGERS – Comparison of Shareholder Rights” for additional information.

b.	Comparison of Investment Objectives

The investment objective of each Acquired Fund and the Acquiring Fund is to seek to capital appreciation.

Each Acquired Fund and the Acquiring Fund have investment objectives that may be changed by the Board of Trustees of the Trust (the “Board”)3 upon sixty days’ prior notice to shareholders.

c.	Comparison of Principal Investment Strategies

The principal investment strategies of each Acquired Fund and the Acquiring Fund are similar. Each Fund’s 80% investment policy is as follows:

80% Investment Policy
Acquiring Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.
Baillie Gifford International All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.
Baillie Gifford Developed EAFE All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia, and/or the Far East.
Baillie Gifford EAFE Plus All Cap Fund	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

Each Fund’s 80% investment policy is subject to change only upon sixty days’ prior notice to shareholders. In addition, each Fund will not invest more than 15% of the value of net assets of the Fund in illiquid investments.

Each Fund invests primarily in the common stocks and other equity securities. For each Fund, investment decisions are made primarily on the basis of bottom-up approach to stock selection, seeking to identify companies the portfolio managers believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by benchmarks and are subject to “Our Stewardship Principles and Guidelines” adopted by BGOL consistent with the long-term investment objectives of each Fund, as set forth in each Fund’s prospectuses. The portfolio managers of each Fund focus on company research and the long-term outlook of companies and industries. With respect to each Fund, stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation.

While each Acquired Fund and the Acquiring Fund have similar principal investment strategies in that they invest in a portfolio of common stocks and other equity securities, the Funds vary with respect to their approach to investments in equity securities of issuer located in non-U.S. countries, including issuers located in emerging markets:

●	Baillie Gifford International All Cap Fund seeks to meet its investment objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S.

●	Baillie Gifford Developed EAFE All Cap Fund seeks to meet its investment objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets, such as Europe, Australasia and/or the Far East.

●	Baillie Gifford EAFE Plus All Cap Fund seeks to meet its investment objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets, such as Europe, Australasia and/or the Far East.

●	The Acquiring Fund seeks to meet its investment objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets. The Acquiring Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S.

The following reproduces the principal investment strategies of each Acquired Fund and the Acquiring Fund, as disclosed in each Fund’s prospectus, dated April 30, 2025:

3 Each Acquired Fund and the Acquiring Fund share the same Board of Trustees.

Acquired Funds	Acquiring Fund

Baillie Gifford International All Cap Fund

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets.

Baillie Gifford International Alpha Fund

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in both developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 110 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Developed EAFE All Cap Fund

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in developed markets, but in some circumstances may gain exposure to emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 50 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan and the United Kingdom. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford EAFE Plus All Cap Fund

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund has the ability to invest up to 15% of its total assets in companies whose principal activities are in emerging markets. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

d.	Comparison of Fundamental Investment Policies

The fundamental investment policies of each Acquired Fund and the Acquiring Fund are identical. Accordingly, the management of the combined Fund in accordance with the fundamental investment policies of the Acquiring Fund following the Mergers will be the same as the current management of each Acquired Fund, with respect to its fundamental investment policies. A “fundamental” investment policy is one that may not be changed without a shareholder vote. The following chart shows the fundamental investment policies of the Funds:

Acquired Funds and Acquiring Fund

In addition to each Fund's diversification status, the following are fundamental policies of the Funds:

Each Fund will not:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

2. Borrow money, except to the extent permitted by applicable law, regulation or order.

3. Purchase or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate or interests in real estate and may purchase securities issued by companies that invest or deal in real estate.

4. Invest in commodities, except that each Fund may invest in financial futures contracts and options thereon, and options on currencies.

5. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and/or the making of loans of portfolio securities consistent with the Fund's investment objectives and policies. For purposes of this policy, the short term deposit of cash or other liquid assets of the Fund in one or more interest-bearing accounts shall not be deemed to be a loan to others.

6. Issue any senior securities except to the extent permitted by applicable law, regulation or order (for purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract or future contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security).

In addition, each Fund will not purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements.

In determining whether a transaction is permitted by applicable law, regulation, or order, each Fund currently construes fundamental policies (2) and (6) above not to prohibit any transaction that is permitted under Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder, including Rule 18f-4, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Provisions of the 1940 Act permit each Fund to borrow from a bank, provided that each Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes.

For purposes of fundamental policy (4) above, all swap agreements and other derivative instruments that were not classified as commodity interests or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.

e.	Comparison of Principal Risks

The principal risks associated with investments in the Acquiring Fund and each Acquired Fund are substantially similar because the Funds have identical investment objective and similar principal investment strategies. The following chart identifies the principal risks associated with each Fund as described in the summary prospectus for each Fund. The actual risks of investing in the Funds depend on the securities each Acquired Fund holds, and assuming the completion of the Mergers, the Acquiring Fund will hold, and on market conditions, both of which will change over time.

Risk	Baillie Gifford International All Cap Fund	Baillie Gifford Developed EAFE All Cap Fund	Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford International Alpha Fund
Asia Risk	X	X	X	X
China Risk	X		X	X
Conflicts of Interest Risk	X	X	X	X
Currency Risk	X	X	X	X
Developed Markets Risk	X	X	X	X
Emerging Markets Risk	X		X	X
Equity Securities Risk	X	X	X	X
ESG Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Geographic Focus Risk	X	X	X	X
Government and Regulatory Risk	X	X	X	X
Growth Stock Risk	X	X	X	X
Information Technology Risk	X	X	X	X
Investment Style Risk	X	X	X	X
IPO Risk	X	X	X	X
Large-Capitalization Securities Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Long-Term Investment Strategy Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Market Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Service Provider Risk	X	X	X	X
Settlement Risk	X	X	X	X
Small- and Medium-Capitalization Securities Risk	X	X	X	X
Valuation Risk	X	X	X	X

As shown above, each Acquired Fund and the Acquiring Fund have substantially similar principal risks. The Acquired Funds share each of its principal risks with the Acquiring Fund, with the exception of China Risk and Emerging Markets Risk, which are not principal risks of Baillie Gifford Developed EAFE All Cap Fund.

The principal risks for the Acquiring Fund, as described in the Acquiring Fund’s summary prospectus, are described below. The significance of any specific risk to an investment in the Acquiring Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. All references to a “Fund” in the principal risks below refers to the Acquiring Fund unless otherwise noted.

Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See "China Risk" for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See "Emerging Markets Risk" for additional details regarding the risks of investing in such countries.

China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Conflicts of Interest Risk – BGOL's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since BGOL will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, BGOL serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among BGOL's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or BGOL's general market outlook. Furthermore, if investment personnel of BGOL hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund's investment process.

Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

ESG Risk – To the extent that the Fund's portfolio managers incorporate environmental, social and/or governance considerations ("ESG Factors") into the Fund's investment process as a part of the Fund's long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers' assessment of relative risks and opportunities.

Focused Investment Risk – Should the Funda focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund's investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Investment Style Risk – Baillie Gifford Overseas Limited (the "Manager") actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. BGOL's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that BGOL's investment decisions will produce the desired results.

IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund's exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Service Provider Risk – The Fund will be affected by BGOL's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Small-and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Performance

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance. Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Baillie Gifford International All Cap Fund – Acquired Fund

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 26.85% (Q2, 2020)

Lowest Quarterly Return: -20.14% (Q1, 2020)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	2.88%	1.32%	4.71%
Class 2 Returns After Taxes on Distributions	0.10%	(0.52)%	3.60%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	3.46%	1.25%	3.88%
Class 3 Returns Before Taxes	2.96%	1.39%	4.79%
Class 4 Returns Before Taxes(1)	2.88%	1.32%	4.71%
Class 5 Returns Before Taxes(2)	2.88%	1.32%	4.71%
Comparative Index
(reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(3)	6.09%	4.60%	5.30%

(1)	Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(2)	Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(3)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Baillie Gifford Developed EAFE All Cap Fund – Acquired Fund

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 25.51% (Q2, 2020)

Lowest Quarterly Return: -20.99% (Q1, 2020)

(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	(1.24)%	0.18%	4.13%
Institutional Class Returns After Taxes on Distributions	(1.96)%	(0.19)%	3.83%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	(0.39)%	0.20%	3.33%
Class K Returns Before Taxes	(1.17)%	0.27%	4.22%
Class 2 Returns Before Taxes	(1.14)%	0.27%	4.22%
Class 2 Returns After Taxes on Distributions	(2.02)%	(0.15)%	3.90%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	(0.27)%	0.26%	3.40%
Class 3 Returns Before Taxes(2)	(1.07)%	0.34%	4.27%
Class 4 Returns Before Taxes(3)	(1.14)%	0.27%	4.22%
Class 5 Returns Before Taxes(4)	(1.14)%	0.27%	4.22%
Comparative Index
(reflects no deductions for fees, expenses, or taxes)
MSCI EAFE Index(5)	4.35%	5.23%	5.70%

(1)	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)	Performance for Class 3 shares prior to their date of inception (March 24, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(3)	Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(4)	Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(5)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Baillie Gifford EAFE Plus All Cap Fund – Acquired Fund

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 24.26% (Q2, 2020)

Lowest Quarterly Return: -20.45% (Q1, 2020)

(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	0.72%	0.23%	4.10%
Institutional Class Returns After Taxes on Distributions	(0.63)%	(0.65)%	3.44%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	0.97%	0.25%	3.30%
Class K Returns Before Taxes	0.75%	0.32%	4.21%
Class 2 Returns Before Taxes	0.77%	0.31%	4.20%
Class 2 Returns After Taxes on Distributions	(0.86)%	(0.62)%	3.51%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	1.04%	0.29%	3.37%
Class 3 Returns Before Taxes(2)	0.84%	0.38%	4.24%
Class 4 Returns Before Taxes(3)	0.77%	0.31%	4.20%
Class 5 Returns Before Taxes(4)	0.77%	0.31%	4.20%
Comparative Index
(reflects no deductions for fees, expenses, or taxes)
MSCI EAFE Index(5)	4.35%	5.23%	5.70%

(1)	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)	Performance for Class 3 shares for periods prior to it being funded on August 3, 2020 is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(3)	Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(4)	Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(5)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Baillie Gifford International Alpha Fund – Acquiring Fund

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 25.58% (Q2, 2020)

Lowest Quarterly Return: -20.84% (Q1, 2020)

(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	4.93%	2.16%	5.49%
Institutional Class Returns After Taxes on Distributions	4.10%	1.54%	4.65%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	3.79%	1.84%	4.42%
Class K Returns Before Taxes	5.02%	2.25%	5.56%
Class 2 Returns Before Taxes	5.05%	2.25%	5.56%
Class 2 Returns After Taxes on Distributions	4.19%	1.58%	4.68%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	3.88%	1.91%	4.46%
Class 3 Returns Before Taxes	5.12%	2.33%	5.63%
Class 4 Returns Before Taxes(2)	5.15%	2.36%	5.64%
Class 5 Returns Before Taxes	5.20%	2.41%	5.71%
Comparative Index
(reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(3)	6.09%	4.60%	5.30%

(1)	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)	Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Fiscal Year

The Acquired Funds and the Acquiring Fund all have the same fiscal year end. The fiscal year end of each Fund is December 31.

Portfolio Turnover

The Acquired Fund and the Acquiring Fund pay transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Funds’ shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. During the most recent fiscal year ended December 31, 2024, portfolio turnover rates for Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund were 37%, 17%, and 23%, respectively, of the average value of their respective portfolios. During the most recent fiscal year ended December 31, 2024, the Acquiring Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Management of the Funds

BGOL is the investment adviser to each Acquired Fund and the Acquiring Fund and will continue to serve as the investment adviser to the Acquiring Fund, following the Mergers.

Iain Campbell, Sophie Earnshaw, Joe Faraday, Milena Mileva, Stephen Paice and Alex Summers currently serve as portfolio managers to each Acquired Fund.

Chris Davies, Jenny Davis, Donald Farquharson, Roderick Snell, Steve Vaughan and Tom Walsh currently serve as portfolio managers to the Acquiring Fund and are expected to continue serving as portfolio mangers for the Acquiring Fund, following the Mergers.

For more information on the Acquiring Funds’ service providers and portfolio managers, please see Appendix B and Appendix C.

Distribution Arrangements

Shares of the Acquired Funds and the Acquiring Fund are sold on a continuous basis by Baillie Gifford Funds Services LLC (“BGFS”), the Funds’ principal underwriter. BGFS will continue to serve as the Acquiring Fund’s principal underwriter following the Mergers.

As a result of the Mergers, shareholders of each class of each Acquired Fund will receive a proportional distribution of shares of a corresponding class of the Acquiring Fund.

You will not be charged any sales charges, commissions, or transactions fees in the Mergers.

Purchase and Sale of Fund Shares

The Funds each operate under the same purchase, redemption, and exchange procedures with respect to each Class.

Class 2, Class 3, Class 4 and Class 5

Investors may purchase or exchange Class 2, Class 3, Class 4 and Class 5 shares by submitting a request directly to BGOL, as further described in “Additional Information About Acquiring Fund Shares” in Appendix D. The purchase or exchange of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund ("Legacy Class Shares") is subject to Fund eligibility requirements and share class eligibility requirements as follows:

- Fund Eligibility - Only existing shareholders, who already hold Legacy Class Shares of a Fund ("Legacy Shareholders") are eligible to purchase Legacy Class Shares of a Fund. Legacy Shareholders may also request permission from the Manager to exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund. Legacy Shareholders may also be able to exchange their Legacy Class Shares for Class K or Institutional Class shares of either the same Fund or a different Fund. Exchanges will be granted at the BGOL’s discretion. Additional information about such exchanges is provided in in “Additional Information About Acquiring Fund Shares” in Appendix D.

- Share Class Eligibility and Minimum Total Investment - Eligibility for Legacy Class Shares of a Fund shall be determined with reference to the market value of assets managed by the BGOL and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the "Total Investment"). The minimum Total Investment for each class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

BGOL and BGFS, the Funds' distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase or exchange order for any reason. BGOL will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility. Additional information regarding restrictions on purchasing or exchanging shares is provided in “Additional Information About Acquiring Fund Shares” in Appendix D.

Class K and Institutional Class

Class K and Institutional Class shares may be purchased, exchanged or redeemed through an intermediary, by contacting the intermediary directly. Other investors may purchase, exchange, or redeem shares on any day the New York Stock Exchange ("NYSE") is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in “Additional Information About Acquiring Fund Shares” in Appendix D.

Subsequent investment minimums for the Class K and Institutional Class shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1) Where shares are held through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

BGOL and BGFS, the Fund's distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase or exchange order for any reason. Additional information regarding restrictions on purchasing or exchanging shares is provided in “Additional Information About Acquiring Fund Shares” in Appendix D.

Class 2, Class 3, Class 4, Class 5, Class K and Institutional Class

Fund shares are redeemable, and under ordinary circumstances you may redeem Fund shares on any day the NYSE is open for trading by sending a written request in the form prescribed by the Manager by email to the Trust at bgnavtrading@bailliegifford.com.

Payments to Broker-Dealers and Other Financial Intermediaries

For Class K and Institutional Class, if you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. In addition to the fees and expenses described in the “Fees and Expenses” section above, your broker-dealer or financial intermediary may charge commissions or other fees on purchases and sales of the Class K or Institutional Class shares of the Fund. Ask your salesperson or visit your financial intermediary’s web site for more information.

Tax Information

Each of the Acquired Fund and the Acquiring Fund has elected or intends to elect to be treated as a regulated investment company under Subchapter M of the Code and intends each year to qualify and be eligible for treatment as such. In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, derive at least 90% of its gross income each year from certain sources of “qualifying income” and comply with certain asset diversification and distribution requirements.

So long as a Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

II.	ADDITIONAL INFORMATION ABOUT THE MERGERS

Terms of the Mergers

As stated above, the Merger Agreement, which provides for the reorganization of each Acquired Fund with and into the Acquiring Fund, was previously considered and approved by the Board. While shareholders are encouraged to review the Merger Agreement, which is included as Appendix A to this Information Statement/Prospectus, the following is a summary of certain terms of the Merger Agreement and is qualified in its entirety by the full text of the Merger Agreement.

●	The Mergers are expected to be completed on or about February 2, 2026, or such other date as the parties may agree (the “Merger Date”), subject to satisfaction of any other conditions to closing. However, the Mergers may happen at any time agreed to by the Acquired Funds and the Acquiring Fund. No approval of the shareholders of the Acquired Funds is required in connection with the Merger Agreement or the transactions contemplated thereby.

●	Each Acquired Fund will transfer all of its assets to the Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the Acquired Fund’s liabilities and will issue Merger Shares to the corresponding Acquired Fund. The value of each Acquired Fund’s assets, as well as the number of Merger Shares to be issued to the Acquired Fund, will be determined in accordance with the Merger Agreement. On or soon after the Merger Date, each Acquired Fund will liquidate, and shareholders of each class of each Acquired Fund will receive a proportional distribution of Merger Shares of a corresponding class of the Acquiring Fund. As a result, shareholders of each Acquired Fund will become shareholders of the Acquiring Fund. No shareholders of the Acquired Funds will pay any sales charges, commissions, or transaction fees in connection with the Mergers.

●	The net asset value of each Acquired Fund and the corresponding Acquiring Fund will be computed as of the close of regular trading on the New York Stock Exchange on or about January 30, 2026, after the declaration and payment of any dividend on that date. The net asset value of the Acquiring Fund shares will be computed in the manner set forth in the Acquiring Fund’s then-current registration statement. In determining the value of the securities transferred by each Acquired Fund to the Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Acquiring Fund’s then-current registration statement.

Conditions to Closing of the Mergers

The completion of each Merger is subject to certain conditions described in the Merger Agreement, including:

●	A registration statement on Form N-14 relating to the Merger will have been filed with the SEC and become effective.

●	The Funds will have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated by the Merger Agreement.

●	The Acquired Funds and the Acquiring Fund will have received an opinion of tax counsel substantially to the effect that, as described in more detail in the section entitled “Tax Status of the Merger,” the shareholders of each Acquired Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their applicable Acquired Fund shares for the Merger Shares of the Acquiring Fund in connection with the Merger and each Acquired Fund generally will not recognize gain or loss as a direct result of the Merger.

●	On the Merger Date, the Merger Shares will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws.

Termination of the Merger Agreement

The Merger Agreement may be terminated by the mutual agreement of each Fund. In addition, the Merger Agreement may be terminated by either party thereto, (a) because of a material breach by a party of any representation, warranty, covenant or agreement to be performed at or before the specified date; (b) because of a condition to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met; (c) by resolution of the Acquiring Fund’s Board if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Merger Agreement not in the best interests of the Acquiring Fund’s shareholders; or (d) by resolution of an Acquired Fund’s Board if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Merger Agreement not in the best interests of the Acquired Fund’s shareholders; or (e) if the transactions contemplated by the Merger Agreement shall not have occurred on or before a specified date. In the event of termination of the Merger Agreement, no party to the Merger Agreement (nor its officers, Trustees, or shareholders) shall have any liability to any other party.

Tax Status of the Mergers

Each Merger is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Mergers, each Acquired Fund and the Acquiring Fund will receive an opinion from

Ropes & Gray LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, for U.S. federal income tax purposes:

i.	The acquisition by the Acquiring Fund of all of the assets of the Acquired Funds (“Target Assets”) solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Funds and the assumption of all liabilities of the Target Funds (“Assumed Liabilities”) by the Acquiring Fund, followed by the distribution by each Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and each Acquired Fund will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.	Under Sections 361 and 357 of the Code, each Acquired Fund will not recognize any gain or loss upon the transfer of the Target Assets to the Acquiring Fund pursuant to this Agreement in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in Section 1256(b) of the Code, or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

iii.	Under Section 354 of the Code, Acquired Fund Shareholders will not recognize any gain or loss upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares;

iv.	Under Section 358 of the Code, the aggregate basis in the Acquiring Fund Shares that each Acquired Fund Shareholders receive in exchange for their Acquired Fund Shares will be the same as the aggregate basis of corresponding Acquired Fund Shares exchanged therefor;

v.	Under Section 1223(1) of the Code, each Acquired Fund Shareholder’s holding period for Acquiring Fund Shares received pursuant to the Merger Agreement will include the shareholder’s holding period for corresponding Acquired Fund Shares exchanged therefor, provided that the shareholder held the Acquired Fund Shares as capital assets on the date of the exchange;

vi.	Under Section 1032 of the Code, the Acquiring Fund will not recognize any gain or loss upon the receipt of the Target Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities;

vii.	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the Target Assets will be the same as each Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (ii) above;

viii.	Under Section 1223(2) of the Code, the holding period of each Target Asset in the hands of the Acquiring Fund, other than certain Target Assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the period during which such Target Asset was held or treated for U.S. federal income tax purposes as held by each Acquired Fund; and

ix.	The Acquiring Fund will succeed to and take into account the items of each Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Such opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. Neither party may waive the condition set forth in Paragraph 8.5 of the Merger Agreement.

The opinion will be based on assumptions and representations made by the officers of the Funds and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If the Mergers were consummated but did not qualify as a tax-free reorganizations under the Code, a shareholder of applicable Acquired Fund would recognize a taxable gain or loss for U.S. federal income tax purposes equal to the difference between its tax basis in its respective Acquired Fund shares and the fair market value of the Merger Shares it received. Shareholders of the Acquired Funds should consult their tax advisers regarding the effect, if any, of the Mergers in light of their individual circumstances.

It is currently expected that a portion of each Acquired Fund’s portfolio assets will be repositioned prior to the consummation of the Mergers in order to more closely align each Acquired Fund’s portfolio with that of the Acquired Fund, as described in the table below.

The Acquired Funds’ portfolio repositioning may result in the Acquired Funds realizing capital gains, as described in the table below. Based on market values and net assets as of August 28, 2025, realized capital gains as a result of this repositioning are estimated at $38,461,083 (12.92% of net assets), $34,654,023 (19.02% of net assets), and $42,696,829 (16.46% of net assets), respectively, for Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund. These gains will be distributable to the remaining shareholders of the applicable Acquired Fund, with the distribution of the gains taking place immediately before the Mergers, and will be taxable to shareholders who hold their shares in a taxable account. Note that this portfolio repositioning is distinct from the Mergers (i.e., the reorganization transactions) which are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes.

Expected % of Baillie Gifford International All Cap Fund Being Sold Prior to the Merger	Expected Total Realized Gains/(Losses)	Expected Realized Gains/(Losses) per Share
79.9%	$38,461,083	$1.67

Expected % of Baillie Gifford Developed EAFEAll Cap Fund Being Sold Prior to the Merger	Expected Total Realized Gains/(Losses)	Expected Realized Gains/(Losses) per Share
84.5%	$34,654,023	$2.75

Expected % of Baillie Gifford EAFE Plus All Cap Fund Being Sold Prior to the Merger	Expected Total Realized Gains/(Losses)	Expected Realized Gains/(Losses) per Share
82.3%	82.3%	2.65

Prior to the closing of each Merger, each Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the applicable Merger. These distributions will be taxable to shareholders who hold their shares in a taxable account and such distributions by each Acquired Fund will include any capital gains resulting from portfolio turnover prior to the applicable Merger.

Even if each Merger qualifies for tax-free treatment, the Funds’ ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Merger. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Merger and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, an Acquired Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Acquiring Fund for the taxable year of the Merger that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Merger (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Merger not occurred.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Mergers (including as affected by the rules described above). Therefore, the shareholders of the Acquired Fund will receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Mergers, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Mergers not occurred. In addition, any pre-acquisition losses of the Acquired Funds (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Mergers and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Mergers, such that the benefit of those losses to Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Mergers not occurred.

The tax-free nature of the Mergers and the realized and unrealized gains and losses of each Fund at the time of the Merger will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Mergers, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Mergers. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Mergers and thus cannot be calculated precisely prior to the Mergers.

Comparison of Shareholder Rights

Each Fund is an open-end management investment company organized as a series of a Massachusetts business trust under the laws of the Commonwealth of Massachusetts (the “Trust”) by an Agreement and Declaration of Trust, as may be amended from time to time (the “Declaration”). The Funds are governed by the Declaration and their bylaws. The Funds’ business and affairs are managed under the supervision of the Board. The Funds are each subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

The following is a summary of certain important provisions of the Declaration and bylaws of the Funds but is not a complete description thereof. Because the Funds are each a series of the same Trust, the Funds share the same Declaration and bylaws, the Mergers will therefore not impact the rights of shareholders under the Declaration or bylaws of the combined Fund.

Shares. Each Share (as defined in the Declaration) shall have voting rights as provided in the Declaration and holders of the Shares of any series or class shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Declaration.

Quorum. The quorum requirement for transaction of business at a shareholder meeting is 40% of the Shares entitled to vote, except when a larger quorum is required by law, by the bylaws or the Declaration.

Removal of Trustees/Directors. Trustees of the Trust may be removed with or without cause by (i) the declaration in writing or by affirmative vote cast in person or by proxy at a meeting called for that purpose by holders of record of not less than two-thirds of the outstanding Shares or (ii) the affirmative vote of a majority of the Trustees then in office shall constituting a quorum.

Amendment of Governing Instruments. The Declaration may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized so to do by vote of a majority of the Shares entitled to vote with respect to such matter. The Trustees may also amend the Declaration without the vote or consent of shareholders to change the name of the Trust or any series or class of Shares, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes consistent with the powers provided to them in the Declaration, provided such changes are consistent with the fair and equitable treatment of all Shareholders. The bylaws may be amended or repealed, in whole or part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Mergers and Consolidation. The Trust’s Declaration provides that the Trustees may cause the Trust, or any one or more series, to be merged into or consolidated with another trust, series, partnership, corporation or company or its shares exchanged under or pursuant to any state or federal statute, if any, or otherwise to the extent permitted by law; provided that in all respects not governed by statute or applicable law.

Termination. The Trust’s Declaration provides that the Trustees shall have power and authority to sell, exchange, or otherwise deal in any property rights relating to any or all of the assets of the Trust, and upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust, the Trustees shall distribute the remaining assets of the Trust ratably among the holders of the outstanding Shares.

Forum Selection. The Trust’s Declaration and bylaws are silent with respect to the matter of forum selection.

Background and Board’s Considerations Relating to the Mergers

On September 15, 2025, the Board, including the trustees who are not “interested persons” (within the meaning of the 1940 Act) (the “Independent Trustees”), approved the Mergers and the Merger Agreements on behalf of the Acquired Funds and the Acquiring Fund. For the reasons discussed below, with respect to each Merger, the Board, including the Independent Trustees, determined that participation in the Merger would be in the best interests of the applicable Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the applicable Acquired Fund and the Acquiring Fund would not be diluted as a result of the Merger.

The Board considered the Mergers over the course of special meetings held on July 24, 2025 and September 15, 2025. At those meetings, BGOL, the investment adviser to the Funds, discussed with the Board its reasons for proposing the Mergers. BGOL recommended the Mergers because it believes that each Merger is in the best interests of the applicable Acquired Fund and the Acquiring Fund and their respective shareholders. Given ongoing performance challenges and the recent trend of outflows, BGOL believes that the future operation of each Acquired Fund, as currently constituted, is no longer feasible. The Acquiring Fund is part of BGOL’s broader International Alpha Strategy, which like the International All Cap Strategy is a long-term, active, growth strategy, investing in international equities. BGOL believes that each of the Mergers will improve the long-term viability of Acquired Fund shareholder investments. Furthermore, in BGOL’s view, the Mergers will position the combined Acquiring Fund for growth, benefitting all shareholders, while offering Acquired Fund shareholders an appropriate and attractive investment alternative to their current investments in the Acquired Funds. It is expected that the expenses borne by the Acquired Fund shareholders will decrease following the applicable Merger, as both the gross and net operating expenses of each share class of the Acquiring Fund are expected to be lower after the applicable Merger than those of the corresponding share class of each Acquired Fund (after giving effect to fee waivers and/or expense reimbursements).

Each Merger was reviewed by the Board at the July 2025 and September 2025 meetings. Information regarding the Board and its governance structure can be found in the Acquiring Fund’s and each Acquired Fund’s respective Statement of Additional Information. In connection with the Board’s review, the Independent Trustees requested and reviewed written information from BGOL and legal counsel to the Funds regarding the Mergers, met with representatives of BGOL, and met in private sessions with independent legal counsel to the Independent Trustees without BGOL present and reviewed with independent legal counsel applicable law and their duties in considering the Mergers. The information provided by BGOL and legal counsel to the Funds also included information regarding reliance on Rule 17a-8(a)(3) under the 1940 Act such that no shareholder approval of the Mergers is required.

Based upon all of the information provided and the discussions held in connection with the July 2025 and September 2025 meetings, at its meeting held on September 15, 2025, the Board, including the Independent Trustees, approved the Mergers and the Merger Agreements on behalf of the Acquired Funds and the Acquiring Fund. In reaching the decision to approve the Mergers, the Board considered, among other things, the following factors, in no order of priority:

1.	BGOL’s assessments and recommendation of the Mergers including its belief that (i) the future operation of each Acquired Fund, as currently constituted, is no longer feasible, (ii) each of the Mergers will improve the long-term viability of Acquired Fund shareholder investments, (iii) the Mergers will position the combined Acquiring Fund for growth, benefitting all shareholders, while offering Acquired Fund shareholders an appropriate and attractive investment alternative to their current investments in the Acquired Funds; and (iv) each Merger is in the best interests of the applicable Acquired Fund and the Acquiring Fund and their respective shareholders;
2.	the potential benefits of the Mergers to the shareholders of the Acquired Funds, including the potential for economies of scale and long-term viability by becoming shareholders of the larger combined Acquiring Fund, which generally has a similar investment objective, philosophy and process and similar strategies, policies and risks as those of the Acquired Funds and has lower expected net operating expenses compared to each Acquired Fund;
3.	the potential benefits of the Mergers to BGOL and its actual and potential conflicts of interest, including: (i) the retention of assets and the associated advisory fees and other asset-based fees charged by BGOL, and (ii) that BGOL bears certain operating expenses of each Acquired Fund above specified expense caps pursuant to an expense limitation agreement with the Acquired Fund while the Acquiring Fund is not subject to an expense limitation agreement and therefore BGOL would no longer bear such expenses following completion of the Mergers;
4.	continuity of management in that (i) each Acquired Fund and the Acquiring Fund are managed by BGOL, and (ii) although the Acquiring Fund’s portfolio management team is different from the Acquired Funds’ portfolio management team, BGOL is expected to provide the same nature, scope, and quality of management services to the combined Acquiring Fund following the Mergers;
5.	the overall advisory fees of the Acquiring Fund compared to those of each Acquired Fund, specifically that the Acquiring Fund is expected to have a lower effective advisory fee than that of each Acquired Fund, following completion of the Mergers, due to the Acquiring Fund’s larger size and the application of an existing contractual breakpoint in the Acquiring Fund’s advisory fee schedule;
6.	the operating expenses that shareholders of each class of shares of each Acquired Fund are expected to experience as shareholders of the Acquiring Fund, following completion of the Mergers, relative to the operating expenses currently borne by such shareholders, including that the Acquiring Fund is expected to have a lower net expense ratio than that of each Acquired Fund following completion of the Mergers;
7.	the historical performance of the Acquiring Fund compared to that of each Acquired Fund, including the Acquiring Fund’s better absolute returns over one-, five- and ten-year periods ended December 31, 2024 and each Acquired Fund’s underperformance relative to its respective benchmark index over one-, five- and ten-year periods ended December 31, 2024;
8.	the current assets under management of the Acquired Funds and the Acquiring Fund, the Acquired Funds’ recent trend of outflows, and the expectation that the Mergers may provide shareholders of each Acquired Fund with a better investment opportunity in the combined Acquiring Fund which will provide exposure to a similar portfolio of securities as each Acquired Fund;
9.	the share class structure and available distribution platforms and channels for the Acquired Funds and the Acquiring Fund, including that the Acquiring Fund offers each share class offered by the Acquired Funds;
10.	continuity of administration and other services in that (i) BGOL provides shareholder services in relation to Classes 2-5 and administration and supervisory services in relation to Class K and Institutional Class to each of the Funds, as applicable, and will continue to provide such services to the Acquiring Fund following completion of the Mergers; and (ii) Bank of New York Mellon (“BNY”) serves as transfer agent, administrator, custodian and fund accounting agent to each of the Funds and will continue to provide such services to the Acquiring Fund following completion of the Mergers;
11.	the Funds share the same compliance program and the compliance program will continue to operate in the same manner with respect to the Acquiring Fund following completion of the Mergers;
12.	the anticipated tax-free nature of the exchange of shares in the Mergers, and other expected U.S. federal income tax consequences relating to the Mergers (see “ADDITIONAL INFORMATION ABOUT THE MERGERS—Tax Status of the Mergers”);
13.	the terms and conditions of the Merger Agreements and the structure of the Mergers, whereby shareholders of each class of shares of each Acquired Fund will receive shares of the corresponding share class of the Acquiring Fund at net asset value, not subject to any sales charges, in a tax-free reorganization, and that as a result, the Mergers would not dilute the interests of Acquired Fund shareholders;

14.	BGOL and/or its affiliates will bear the direct costs incurred in connection with the Mergers, as well as trading costs related to portfolio repositioning that would otherwise be borne by the Acquired Funds, and that such costs include: legal, audit-related, accounting and tax services; taxes, brokerage and other transaction costs; and costs directly associated with preparing, filing, printing, and distributing to the Acquired Fund shareholders all materials relating to the Information Statement/Prospectus;
15.	that shareholders of the Acquired Funds will have the opportunity to redeem their shares from the applicable Acquired Fund prior to completion of the Mergers should they not wish to become shareholders of the Acquiring Fund;
16.	the similarities between each Acquired Fund’s portfolio and the Acquiring Fund’s portfolio, such that a portion of each Acquired Fund’s portfolio will not need to be sold to effectuate the Mergers and that liquidation of an Acquired Fund and payment of liquidation proceeds to shareholders could cause that Acquired Fund to incur costs and result in distributions that may be taxable to shareholders to a greater extent than the applicable Merger; and
17.	that BGOL evaluated other possible options for each Acquired Fund, including liquidation of the Acquired Funds and payment of liquidation proceeds to shareholders, and does not believe that such options would be in the best interests of the Acquired Fund shareholders.

In its analysis, the Board did not identify any single factor as determinative or allot a particular weight to any one factor or group of factors, and individual Board members may have attributed different weights to various factors.

SECTION B – CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

Current and Pro Forma Capitalization of the Acquired Funds and the Acquiring Fund

The following table shows on an unaudited basis the capitalization of each Acquired Fund and Acquiring Fund as of October 31, 2025 and the pro forma capitalization of the combined Acquiring Fund as of October 31, 2025, assuming each Merger had occurred on that date.

Net Assets ($) (Unaudited)	Baillie Gifford International All Cap Fund	Baillie Gifford Developed EAFE All Cap Fund	Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford International Alpha Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Class 2	$133,426,600	N/A	$75,932,777	$494,044,748	N/A	$703,404,125
Class 3	$142,903,851	N/A	$147,614,739	$515,856,542	N/A	$806,375,132
Class 4	N/A	$94,082,125	N/A	$174,984,574	N/A	$269,066,699
Class 5	N/A	N/A	N/A	$39,069,827	N/A	$39,069,827
Class K	N/A	$37,262,887	$31,348,457	$807,875,618	N/A	$876,486,962
Institutional Class	N/A	$33,577,402	$1,696,507	$109,988,162	N/A	$145,262,071
Total	$276,330,451	$164,922,414	$256,592,480	$2,141,819,471	N/A	$2,839,664,816
Net Asset Value Per Share ($) (Unaudited)
Class 2	$13.1001	N/A	$15.9762	$15.1885	N/A	$15.1885
Class 3	$13.3519	N/A	$15.9224	$15.4590	N/A	$15.4590
Class 4	N/A	13.5576	N/A	$15.7733	N/A	$15.7733
Class 5	N/A	N/A	N/A	$16.1253	N/A	$16.1253
Class K	N/A	$13.89	$15.89	$15.12	N/A	$15.12
Institutional Class	N/A	$13.72	$15.97	$15.27	N/A	$15.27
Shares Outstanding (Unaudited)
Class 2	10,185,193.622	N/A	4,752,876.196	32,527,553.794	(1,153,998.040)	46,311,625.572
Class 3	10,702,893.113	N/A	9,270,863.295	33,369,440.446	(1,181,017.412)	52,162,179.442
Class 4	N/A	6,939,414.857	N/A	11,093,687.989	(974,738.458)	17,058,364.388
Class 5	N/A	N/A	N/A	2,422,883.465	0	2,422,883.465
Class K	N/A	2,682,036.381	1,972,267.187	53,432,478.327	(118,067.477)	57,968,714.418
Institutional Class	N/A	2,446,692.140	106,245.034	7,204,844.571	(244,875.982)	9,512,905.763
Total	20,888,086.735	12,068,143.378	16,102,251.712	140,050,888.592	(3,672,697.369)	185,436,673.048

1

Ownership of Fund Shares

To the knowledge of the Funds, the following shareholders held of record or beneficially owned 5% or more of any class of the outstanding shares of an Acquired Fund or the Acquiring Fund, as of October 31, 2025. Any shareholder that owns more than 25% of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring approval of shareholders of the Fund.

To each Acquired Fund’s knowledge, as of October 31, 2025, the Board members and officers the Acquired Funds, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class of each Acquired Fund.

To the Acquiring Fund’s knowledge as of October 31, 2025, the Board members and officers the Acquiring Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class of the Acquiring Fund.

Principal Holders of Securities

Investor	Investor Address	Percentage Ownership of Class
Acquired Fund - Baillie Gifford International All Cap Fund
Municipal Fire and Police Retirement System of Iowa - Class 3	7155 Lake Drive, Suite 201, West Des Moines, IA 50266	100.00%
Methodist Le Bonheur Healthcare Operating - Class 2	1211 Union Ave, Suite 600, Memphis, TN 38104	39.77%
Thedacare Inc - Class 2	3 Neenah Center Neenah, WI 54956	30.39%
St. George Corporation - Class 2	11s270 S Jackson Street, Suite 106, Burr Ridge, IL 60527-6860	27.34%
Acquired Fund - Baillie Gifford Developed EAFE All Cap Fund
El Paso Firemen & Policemen’s Pension Fund - Class 3	909 East San Antonio Ave, El Paso, TX 79901-2523	100.00%
Capinco C/O US Bank - Class K*	1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212	99.25%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	83.10%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	14.64%
Acquired Fund - Baillie Gifford EAFE Plus All Cap Fund
Lexington Fayette Urban County Policemen’s and Firefighter’s Retirement Fund - Class 2	200 East Main Street, Lexington, KY 40503	100.00%
Capinco C/O US Bank - Class K*	1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212	94.79%
Mitra & Co C/O Reliance Trust Company - Institutional Class*	4900 West Brown Deer Road, Milwaukee, WI 53223	60.04%
Prince George’s County Police Pension Plan - Class 3	1400 McCormick Drive, Suite 110, Largo, MD 20774-5313	45.75%
Master Trust Fund for The Prince George's County Comprehensive and Supplemental Pension Plans - Class 3	1400 McCormick Drive, Suite 110, Largo, MD 20774-5313	28.07%
Prince George’s County Fire Service Pension Plan - Class 3	1400 McCormick Drive, Suite 110, Largo, MD 20774-5313	26.17%
Muir & Co C/O Frost Bank Trust - Institutional Class*	P.O. BOX 2950 San Antonio, TX 78299-2950	20.58%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	13.20%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	5.76%
Acquiring Fund - Baillie Gifford International Alpha Fund
Sysco Corporation Retirement Plan Trust - Class 5	99 High Street Boston, MA 02110	100.00%
Ameren Master Retirement Trust - Class 4	1901 Chouteau Avenue St Louis, MO 63166	68.09%
Factory Mutual Insurance Company - Class K	270 Central Avenue Johnston, RI 02919-4949	49.40%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	47.16%

2

Investor	Investor Address	Percentage Ownership of Class
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	43.09%
City of Phoenix Public Employees Retirement Plan - Class 3	200 W Washington 10th Fl Phoenix, AZ 85003	35.26%
Ameren Health and Welfare Trust - Class 4	1901 Chouteau Avenue St Louis, MO 63166	31.91%
SEI Private Trust Company - Class K*	1 Freedom Valley Drive Oaks, PA 19456	19.77%
Trust Fund for Pinnacle West Corp - Class 2	400 N Fifth St Phoenix, AZ 85004	17.17%
Commander Navy Installation Command Millington Detachment - Class 2	7800 Third Ave Bldg 457 Millington, TN 38055	17.14%
American Family Mutual Insurance Company Investment Division - Class 3	6000 American Parkway Madison, WI 53783	16.52%
The Employees Retirement Plan of The National Education Association - Class 2	1201 16th St NW, Ste 210, Washington, DC 20036	15.89%
Aware Integrated Inc - Class 3	3535 Blue Cross Rd Eagan, MN 55122	15.69%
Charles Stewart Mott Foundation - Class 2	201 W Big Beaver Rd Suite 900 Troy, MI 48084	15.46%
Retirement System of Allegheny County - Class 2	Room 106 County Office Building, 542 Forbes Ave Pittsburgh, PA 15219	10.31%
Blue Cross Blue Shield of MN Pension Equity Plan - Class 3	3535 Blue Cross Rd Eagan, MN 55122	9.48%
North Slope Borough - Class 2	PO Box 69 Barrow, AK 99723-0069	8.98%
University of South Florida Foundation Inc - Class 2	4202 E Fowler Ave, ALC 100, Tampa, FL 33620	8.83%
Battelle Memorial Institute - Class 3	505 King Ave Columbus, OH 43201	8.72%
Northern Trust C/O Custodian - Class K*	50 S Lasalle Street, Chicago, IL 60675	6.56%
Blue Cross Blue Shield of MN - Class 3	3535 Blue Cross Rd Eagan MN 55122-1154	6.34%
Voya Retirement Plan - Class 2	5780 Powers Ferry Rd Atlanta, GA 30327	6.22%
Gerlach & Co, LLC / Citibank - Class K	3800 Citigroup Center, Building B3-14, Tampa, FL 33610	5.48%
HMO Minnesota DBA Blue Plus - Class 3	3535 Blue Cross Rd Eagan MN 55122-1154	5.10%

* The named record owner is believed to hold shares of-record only.

Control Persons

Investor	Investor Address	Percentage Ownership of Fund
Acquired Fund - Baillie Gifford International All Cap Fund
Municipal Fire and Police Retirement System of Iowa	7155 Lake Drive, Suite 201, West Des Moines, IA 50266	51.71%
Acquired Fund - Baillie Gifford Developed EAFE All Cap Fund
El Paso Firemen & Policemen’s Pension Fund	909 East San Antonio Ave, El Paso, TX 79901-2523	57.05%
Acquired Fund - Baillie Gifford EAFE Plus All Cap Fund
Lexington Fayette Urban County Policemen’s and Firefighter’s Retirement Fund	200 East Main Street, Lexington, KY 40503	29.59%
Prince George’s County Police Pension Plan	1400 McCormick Drive, Suite 110, Largo, MD 20774-5313	26.32%
Acquiring Fund - Baillie Gifford International Alpha Fund
None

3

Financial Highlights

The financial highlights are intended to help you understand each Acquired Fund’s and Acquiring Fund’s financial performance for the period(s) indicated. Certain information in the tables reflect the financial results for a single Acquiring Fund or Acquired Fund share, as applicable. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Acquired Fund or Acquiring Fund (assuming reinvestment of all distributions at net asset value). The information provided below (other than the information identified below as “unaudited”) has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. The reports of Cohen & Company, Ltd and the Acquiring Fund’s audited and unaudited financial statements are incorporated by reference in the Acquiring Fund’s SAI and included in each Fund’s respective Form N-CSR and N-CSRS filings, which are available upon request.

Acquired Fund Financial Highlights

Baillie Gifford International All Cap Fund

Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.22	$12.22	$11.24	$16.83	$20.27	$15.82
From Investment Operations
Net investment income(a)	0.14	0.10	0.10	0.09	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.27	0.26	1.04	(5.41)	0.60	5.20
Net increase (decrease) in net asset value from investment operations	1.41	0.36	1.14	(5.32)	0.65	5.26
Dividends and Distributions to Shareholders
From net investment income	-	(0.37)	-	-	(0.19)	(0.18)
From net realized gain on investments	-	(0.99)	(0.16)	(0.27)	(3.90)	(0.63)
Total dividends and distributions	-	(1.36)	(0.16)	(0.27)	(4.09)	(0.81)
Net asset value, end of period	$12.63	$11.22	$12.22	$11.24	$16.83	$20.27
Total Return
Total return based on net asset value(b)	12.58%	2.88%	10.23%	(31.67)%	3.34%	33.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$168,066	$78,599	$66,048	$61,057	$112,388	$183,037
Ratio of net expenses to average net assets	0.64%*	0.65%	0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	2.39%*	0.77%	0.80%	0.71%	0.26%	0.34%
Portfolio turnover rate(c)	12%	37%	16%	19%	14%	12%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

4

Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.43	$12.42	$11.41	$17.08	$20.50	$15.99
From Investment Operations
Net investment income(a)	0.11	0.11	0.10	0.12	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.33	0.27	1.07	(5.52)	0.59	5.27
Net increase (decrease) in net asset value from investment operations	1.44	0.38	1.17	(5.40)	0.68	5.34
Dividends and Distributions to Shareholders
From net investment income	-	(0.38)	-	-	(0.20)	(0.20)
From net realized gain on investments	-	(0.99)	(0.16)	(0.27)	(3.90)	(0.63)
Total dividends and distributions	-	(1.37)	(0.16)	(0.27)	(4.10)	(0.83)
Net asset value, end of period	$12.87	$11.43	$12.42	$11.41	$17.08	$20.50
Total Return
Total return based on net asset value(b)	12.61%	2.96%	10.31%	(31.62)%	3.41%	33.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$137,734	$221,249	$224,428	$221,064	$133,796	$331,138
Ratio of net expenses to average net assets	0.57%*	0.57%	0.56%	0.58%	0.54%	0.55%
Ratio of net investment income to average net assets	1.85%*	0.87%	0.86%	1.03%	0.41%	0.44%
Portfolio turnover rate(c)	12%	37%	16%	19%	14%	12%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

5

Baillie Gifford Developed EAFE All Cap Fund

Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.30	$12.86	$11.75	$17.52	$16.80	$13.26
From Investment Operations
Net investment income(a)	0.17	0.14	0.12	0.12	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.28	(0.27)	1.09	(5.78)	1.19	3.65
Net increase (decrease) in net asset value from investment operations	1.45	(0.13)	1.21	(5.66)	1.27	3.72
Dividends and Distributions to Shareholders
From net investment income	-	(0.43)	(0.10)	-	(0.22)	(0.18)
From net realized gain on investments	-	-	-	(0.11)	(0.33)	-
Total dividends and distributions	-	(0.43)	(0.10)	(0.11)	(0.55)	(0.18)
Net asset value, end of period	$13.75	$12.30	$12.86	$11.75	$17.52	$16.80
Total Return
Total return based on net asset value(b)	11.85%	(1.07)%	10.27%	(32.27)%	7.51%	28.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$96,638	$86,405	$87,334	$79,201	$108,808	$108,722
Ratio of net expenses to average net assets, before waiver	0.64%*	0.58%	0.56%	0.57%	0.54%	0.57%
Ratio of net expenses to average net assets, after waiver	0.62%*	0.58%	0.56%	0.57%	0.54%	0.57%
Ratio of net investment income to average net assets	2.61%*	1.08%	0.93%	0.97%	0.46%	0.55%
Portfolio turnover rate(c)	10%	17%	15%	25%	14%	12%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

6

Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.32	$12.70	$11.60	$17.31	$16.61	$13.11
From Investment Operations
Net investment income(a)	0.16	0.14	0.11	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.29	(0.29)	1.07	(5.71)	1.17	3.61
Net increase (decrease) in net asset value from investment operations	1.45	(0.15)	1.18	(5.60)	1.24	3.67
Dividends and Distributions to Shareholders
From net investment income	-	(0.23)	(0.08)	-	(0.21)	(0.17)
From net realized gain on investments	-	-	-	(0.11)	(0.33)	-
Total dividends and distributions	-	(0.23)	(0.08)	(0.11)	(0.54)	(0.17)
Net asset value, end of period	$13.77	$12.32	$12.70	$11.60	$17.31	$16.61
Total Return
Total return based on net asset value(b)	11.77%	(1.17)%	10.21%	(32.33)%	7.47%	27.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,943	$36,321	$224,553	$214,016	$345,052	$246,283
Ratio of net expenses to average net assets, before waiver	0.71%*	0.65%	0.63%	0.64%	0.61%	0.64%
Ratio of net expenses to average net assets, after waiver	0.69%*	0.65%	0.63%	0.64%	0.61%	0.64%
Ratio of net investment income to average net assets	2.53%*	1.07%	0.87%	0.91%	0.38%	0.49%
Portfolio turnover rate(c)	10%	17%	15%	25%	14%	12%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

7

Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.18	$12.67	$11.57	$17.27	$16.59	$13.10
From Investment Operations
Net investment income(a)	0.15	0.12	0.10	0.09	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.28	(0.28)	1.07	(5.68)	1.17	3.58
Net increase (decrease) in net asset value from investment operations	1.43	(0.16)	1.17	(5.59)	1.22	3.64
Dividends and Distributions to Shareholders
From net investment income	-	(0.33)	(0.07)	-	(0.21)	(0.15)
From net realized gain on investments	-	-	-	(0.11)	(0.33)	-
Total dividends and distributions	-	(0.33)	(0.07)	(0.11)	(0.54)	(0.15)
Net asset value, end of period	$13.61	$12.18	$12.67	$11.57	$17.27	$16.59
Total Return
Total return based on net asset value(b)	11.74%	(1.24)%	10.11%	(32.34)%	7.36%	27.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,271	$51,133	$73,054	$135,136	$43,030	$12,143
Ratio of net expenses to average net assets, before waiver	0.80%*	0.72%	0.73%	0.71%	0.67%	0.76%
Ratio of net expenses to average net assets, after waiver	0.79%*	0.72%	0.73%	0.71%	0.67%	0.76%
Ratio of net investment income to average net assets	2.43%*	0.95%	0.79%	0.80%	0.29%	0.43%
Portfolio turnover rate(c)	10%	17%	15%	25%	14%	12%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

8

Baillie Gifford EAFE Plus All Cap Fund

Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.04	$14.72	$13.37	$19.93	$21.15	$16.71
From Investment Operations
Net investment income(a)	0.14	0.13	0.11	0.11	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.64	(0.02)(b)	1.24	(6.32)	0.63	4.73
Net increase (decrease) in net asset value from investment operations	1.78	0.11	1.35	(6.21)	0.70	4.80
Dividends and Distributions to Shareholders
From net investment income	-	(0.58)	-	(0.01)	(0.28)	(0.14)
From net realized gain on investments	-	(0.21)	-	(0.34)	(1.64)	(0.22)
Total dividends and distributions	-	(0.79)	-	(0.35)	(1.92)	(0.36)
Net asset value, end of period	$15.82	$14.04	$14.72	$13.37	$19.93	$21.15
Total Return
Total return based on net asset value(c)	12.70%	0.77%	10.09%	(31.17)%	3.31%	28.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,204	$94,280	$199,195	$176,604	$179,913	$343,888
Ratio of net expenses to average net assets, before waiver	0.69%*	0.66%	0.63%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets, after waiver	0.68%*	0.66%	0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	1.84%*	0.88%	0.80%	0.80%	0.32%	0.42%
Portfolio turnover rate(d)	13%	23%	16%	17%	10%	20%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

9

Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period August 3, 2020 through(a) December 31, 2020
Net asset value, beginning of period	$13.99	$14.72	$13.36	$19.90	$21.14	$17.57
From Investment Operations
Net investment income(b)	0.15	0.15	0.12	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.63	(0.03)(c)	1.24	(6.29)	0.63	3.93
Net increase (decrease) in net asset value from investment operations	1.78	0.12	1.36	(6.19)	0.71	3.96
Dividends and Distributions to Shareholders
From net investment income	-	(0.64)	-	(0.01)	(0.31)	(0.17)
From net realized gain on investments	-	(0.21)	-	(0.34)	(1.64)	(0.22)
Total dividends and distributions	-	(0.85)	-	(0.35)	(1.95)	(0.39)
Net asset value, end of period	$15.77	$13.99	$14.72	$13.36	$19.90	$21.14
Total Return
Total return based on net asset value(d)	12.74%	0.84%	10.17%	(31.12)%	3.38%	22.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$146,163	$129,653	$128,570	$122,784	$211,865	$146,565
Ratio of net expenses to average net assets, before waiver	0.62%*	0.59%	0.56%	0.57%	0.54%	0.54%*
Ratio of net expenses to average net assets, after waiver	0.61%*	0.59%	0.56%	0.57%	0.54%	0.54%*
Ratio of net investment income to average net assets	2.10%*	0.97%	0.87%	0.69%	0.36%	0.35%*
Portfolio turnover rate(e)	13%	23%	16%	17%	10%	20%

* Annualized.

(a) Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New Shares were issued at $17.57 on August 3, 2020.

(b) Calculated based upon average shares outstanding during the period.

(c) Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

10

Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.97	$14.67	$13.32	$19.86	$21.09	$16.66
From Investment Operations
Net investment income(a)	0.13	0.13	0.11	0.10	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.64	(0.02)(b)	1.24	(6.29)	0.63	4.73
Net increase (decrease) in net asset value from investment operations	1.77	0.11	1.35	(6.19)	0.70	4.80
Dividends and Distributions to Shareholders
From net investment income	-	(0.60)	-	(0.01)	(0.29)	(0.15)
From net realized gain on investments	-	(0.21)	-	(0.34)	(1.64)	(0.22)
Total dividends and distributions	-	(0.81)	-	(0.35)	(1.93)	(0.37)
Net asset value, end of period	$15.74	$13.97	$14.67	$13.32	$19.86	$21.09
Total Return
Total return based on net asset value(c)	12.67%	0.75%	10.14%	(31.19)%	3.33%	28.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,062	$71,222	$119,604	$124,889	$166,910	$202,514
Ratio of net expenses to average net assets, before waiver	0.69%*	0.66%	0.63%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets, after waiver	0.68%*	0.66%	0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	1.78%*	0.87%	0.80%	0.70%	0.31%	0.40%
Portfolio turnover rate(d)	13%	23%	16%	17%	10%	20%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

11

Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.03	$14.60	$13.28	$19.81	$21.05	$16.63
From Investment Operations
Net investment income(a)	0.15	0.14	0.11	0.10	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.63	(0.04)(b)	1.21	(6.28)	0.62	4.72
Net increase (decrease) in net asset value from investment operations	1.78	0.10	1.32	(6.18)	0.67	4.77
Dividends and Distributions to Shareholders
From net investment income	-	(0.46)	-	(0.01)	(0.27)	(0.13)
From net realized gain on investments	-	(0.21)	-	(0.34)	(1.64)	(0.22)
Total dividends and distributions	-	(0.67)	-	(0.35)	(1.91)	(0.35)
Net asset value, end of period	$15.81	$14.03	$14.60	$13.28	$19.81	$21.05
Total Return
Total return based on net asset value(c)	12.69%	0.72%	9.94%	(31.22)%	3.20%	28.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,673	$3,844	$4,940	$17,625	$42,442	$39,894
Ratio of net expenses to average net assets, before waiver	0.72%*	0.67%	0.72%	0.73%	0.72%	0.72%
Ratio of net expenses to average net assets, after waiver	0.71%*	0.67%	0.72%	0.73%	0.72%	0.72%
Ratio of net investment income to average net assets	1.98%*	0.92%	0.74%	0.65%	0.21%	0.30%
Portfolio turnover rate(d)	13%	23%	16%	17%	10%	20%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

12

Acquiring Fund Financial Highlights

Baillie Gifford International Alpha Fund

Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.78	$12.68	$10.81	$15.43	$16.78	$13.57
From Investment Operations
Net investment income(a)	0.13	0.12	0.12	0.13	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.25	0.53	1.91	(4.56)	(0.28)	3.47
Net increase (decrease) in net asset value from investment operations	2.38	0.65	2.03	(4.43)	(0.12)	3.59
Dividends and Distributions to Shareholders
From net investment income	-	(0.10)	(0.16)	(0.19)	(0.16)	(0.10)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.55)	(0.16)	(0.19)	(1.23)	(0.38)
Net asset value, end of period	$15.16	$12.78	$12.68	$10.81	$15.43	$16.78
Total Return
Total return based on net asset value(b)	18.64%	5.05%	18.72%	(28.64)%	(0.65)%	26.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$539,947	$389,290	$372,487	$324,525	$334,569	$367,841
Ratio of net expenses to average net assets	0.59%*	0.59%	0.60%	0.61%	0.58%	0.59%
Ratio of net investment income to average net assets	1.88%*	0.87%	1.02%	1.17%	0.94%	0.85%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

13

Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.00	$12.89	$10.99	$15.67	$17.02	$13.76
From Investment Operations
Net investment income(a)	0.14	0.14	0.11	0.15	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.28	0.53	1.96	(4.63)	(0.28)	3.52
Net increase (decrease) in net asset value from investment operations	2.42	0.67	2.07	(4.48)	(0.10)	3.65
Dividends and Distributions to Shareholders
From net investment income	-	(0.11)	(0.17)	(0.20)	(0.18)	(0.11)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.56)	(0.17)	(0.20)	(1.25)	(0.39)
Net asset value, end of period	$15.42	$13.00	$12.89	$10.99	$15.67	$17.02
Total Return
Total return based on net asset value(b)	18.68%	5.12%	18.80%	(28.59)%	(0.58)%	26.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$524,581	$369,654	$466,685	$388,155	$524,717	$757,194
Ratio of net expenses to average net assets	0.52%*	0.52%	0.53%	0.54%	0.51%	0.52%
Ratio of net investment income to average net assets	1.96%*	1.00%	0.93%	1.22%	1.01%	0.92%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

14

Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.26	$13.14	$11.20	$15.96	$17.32	$14.00
From Investment Operations
Net investment income(a)	0.12	0.15	0.13	0.16	0.19	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.36	0.53	1.98	(4.72)	(0.30)	3.60
Net increase (decrease) in net asset value from investment operations	2.48	0.68	2.11	(4.56)	(0.11)	3.72
Dividends and Distributions to Shareholders
From net investment income	-	(0.11)	(0.17)	(0.20)	(0.18)	(0.12)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.56)	(0.17)	(0.20)	(1.25)	(0.40)
Net asset value, end of period	$15.74	$13.26	$13.14	$11.20	$15.96	$17.32
Total Return
Total return based on net asset value(b)	18.70%	5.15%	18.83%	(28.57)%	(0.55)%	26.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$204,770	$388,834	$607,974	$511,620	$912,395	$1,082,123
Ratio of net expenses to average net assets	0.49%*	0.49%	0.50%	0.51%	0.48%	0.49%
Ratio of net investment income to average net assets	1.64%*	1.07%	1.05%	1.26%	1.03%	0.82%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

15

Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.55	$13.41	$11.43	$16.29	$17.65	$14.26
From Investment Operations
Net investment income(a)	0.14	0.15	0.14	0.17	0.20	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.40	0.56	2.02	(4.82)	(0.30)	3.66
Net increase (decrease) in net asset value from investment operations	2.54	0.71	2.16	(4.65)	(0.10)	3.80
Dividends and Distributions to Shareholders
From net investment income	-	(0.12)	(0.18)	(0.21)	(0.19)	(0.13)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.57)	(0.18)	(0.21)	(1.26)	(0.41)
Net asset value, end of period	$16.09	$13.55	$13.41	$11.43	$16.29	$17.65
Total Return
Total return based on net asset value(b)	18.73%	5.20%	18.89%	(28.53)%	(0.50)%	26.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,973	$46,307	$52,590	$51,400	$125,578	$149,745
Ratio of net expenses to average net assets	0.44%*	0.44%	0.45%	0.46%	0.43%	0.44%
Ratio of net investment income to average net assets	1.87%*	1.05%	1.11%	1.39%	1.09%	0.94%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

16

Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.72	$12.63	$10.77	$15.36	$16.71	$13.53
From Investment Operations
Net investment income(a)	0.12	0.12	0.11	0.14	0.16	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.25	0.52	1.91	(4.54)	(0.27)	3.47
Net increase (decrease) in net asset value from investment operations	2.37	0.64	2.02	(4.40)	(0.11)	3.57
Dividends and Distributions to Shareholders
From net investment income	-	(0.10)	(0.16)	(0.19)	(0.17)	(0.11)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.55)	(0.16)	(0.19)	(1.24)	(0.39)
Net asset value, end of period	$15.09	$12.72	$12.63	$10.77	$15.36	$16.71
Total Return
Total return based on net asset value(b)	18.63%	5.02%	18.76%	(28.65)%	(0.62)%	26.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$876,396	$781,330	$759,520	$700,531	$1,222,693	$1,083,711
Ratio of net expenses to average net assets	0.59%*	0.59%	0.60%	0.61%	0.58%	0.59%
Ratio of net investment income to average net assets	1.79%*	0.88%	0.97%	1.20%	0.92%	0.74%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

17

Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.85	$12.75	$10.87	$15.41	$16.76	$13.58
From Investment Operations
Net investment income(a)	0.11	0.11	0.11	0.14	0.14	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.28	0.52	1.91	(4.56)	(0.27)	3.49
Net increase (decrease) in net asset value from investment operations	2.39	0.63	2.02	(4.42)	(0.13)	3.57
Dividends and Distributions to Shareholders
From net investment income	-	(0.08)	(0.14)	(0.12)	(0.15)	(0.11)
From net realized gain on investments	-	(0.45)	-	-	(1.07)	(0.28)
Total dividends and distributions	-	(0.53)	(0.14)	(0.12)	(1.22)	(0.39)
Net asset value, end of period	$15.24	$12.85	$12.75	$10.87	$15.41	$16.76
Total Return
Total return based on net asset value(b)	18.60%	4.93%	18.60%	(28.67)%	(0.74)%	26.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$107,842	$97,579	$103,409	$136,987	$758,401	$729,705
Ratio of net expenses to average net assets	0.69%*	0.68%	0.68%	0.71%	0.68%	0.67%
Ratio of net investment income to average net assets	1.66%*	0.79%	0.92%	1.20%	0.82%	0.52%
Portfolio turnover rate(c)	8%	20%	16%	19%	16%	24%

* Annualized.

(a) Calculated based upon average shares outstanding during the period.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

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APPENDIX A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], 2025, by and among Baillie Gifford International Alpha Fund (the “Acquiring Fund”) and [Baillie Gifford Developed EAFE All Cap Fund/Baillie Gifford EAFE Plus All Cap Fund/Baillie Gifford International All Cap Fund] (the “Target Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively, the “Funds”). Each Fund is a series of Baillie Gifford Funds, a Massachusetts business trust (the “Trust”), with its principal place of business at 780 Third Avenue, 43rd Floor, New York, NY 10017.

Pursuant to this Agreement, (1) the Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for (A) the issuance of [Class 2, Class 3, Class 4, Classe 5, Class K and/or Institutional Class] shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Target Fund as has an aggregate net asset value equal to the value of the assets of the Target Fund attributable to the share class of the Acquired Fund less the value of the Assumed Liabilities (as defined below), and (B) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the Target Fund will distribute, on or promptly after the Closing Date as provided herein, the corresponding class of Acquiring Fund Shares to the shareholders of the Target Fund in liquidation and dissolution of the Target Fund, with each shareholder being entitled to receive such Acquiring Fund Shares as has the same aggregate net asset value as the Target Fund shares held by the shareholder on the Closing Date, all upon the terms and conditions hereinafter set forth in this Agreement. The transactions described in clause (1) and (2) of the immediately preceding sentence (collectively, the “Reorganization”) are together intended to qualify as a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. After the Reorganization is completed, any contingent deferred sales charge (as described in the Registration Statement (as defined below)) assessed on the redemption of Acquiring Fund Shares will be calculated from the applicable date of original purchase of Target Fund shares.

WHEREAS, the Trust is a registered investment company classified as a management company of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Target Fund shareholders, respectively, and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE TARGET FUND

1.1.       Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund will assign, transfer, deliver and convey all of its assets as set forth in Paragraph 1.2 (the “Target Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for Taxes (as defined below) not yet due and payable and contractual restrictions on the transfer of the Target Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue and deliver to the Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Target Fund attributable to the corresponding class of the Target Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.       (a)         The Target Assets shall consist of all of the Target Fund’s assets and property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Target Fund, all other intangible property owned by the Target Fund, originals or copies of all books and records of the Target Fund, and all other assets of the Target Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Target Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Target Fund.

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     (b)         The Target Fund has provided the Acquiring Fund with a list of all of the Target Fund’s Target Assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Target Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Target Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Target Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3.       The Target Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4.       On or as soon after the Closing Date as is reasonably practicable (the “Liquidation Date”), the Trust shall liquidate the Target Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Target Fund Shareholders”), the Acquiring Fund Shares received by the Target Fund pursuant to Paragraph 1.1 hereof. Each Target Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Target Fund (the “Target Fund Shares”) held by such Target Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Target Fund Shares held of record by such Target Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Target Fund Shareholders. All issued and outstanding Target Fund Shares will simultaneously be cancelled on the books of the Target Fund, and the Target Fund will be dissolved. The Trust shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Target Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Target Fund Shares.

1.6.       Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.       Any reporting responsibility of the Target Fund that is due on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined below), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, shall be the responsibility of the Target Fund. For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

2.	VALUATION

2.1.       The NAV of each class of the Acquiring Fund Shares and the NAV of the Target Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Baillie Gifford Overseas Limited (the “Adviser”) shall, for each class of Acquiring Fund Shares, compute the NAV per Acquiring Fund Share for such class in the manner set forth in the Trust’s Third Amended and Restated Declaration and Agreement of Trust (the “Trust’s Declaration of Trust”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall, for each class of Target Fund Shares, compute the NAV per share of the Target Fund for such class in the manner set forth in the Trust’s Declaration of Trust or By-Laws, and the Target Fund’s then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Target Fund.

2.2.       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV attributable to each class of shares of the Target Fund, as determined in accordance with Paragraph 2.1, by the NAV per share of each corresponding class of Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

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2.3.       The Acquiring Fund and the Target Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Target Fund.

3.	CLOSING AND CLOSING DATE

3.1.       The Closing Date shall be [ ], 2025, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of [5:00] p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund, 780 Third Avenue, 43rd Floor, New York, NY 10017, or at such other place as the parties may agree.

3.2.       Portfolio securities that are held other than in book-entry form in the name of The Bank of New York Mellon (the “Target Fund Custodian”) as record holder for the Target Fund shall be presented by the Target Fund to The Bank of New York Mellon (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Target Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with customary settlement practices or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Acquiring Fund Custodian in accordance with applicable law and accompanied by all necessary federal, state, non-U.S. or other stock transfer stamps or provision has been made for the appropriate purchase price thereof. Any cash shall be delivered by the Target Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Target Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3.       The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Target Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes, including all applicable federal, state, non-U.S. or other stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Target Assets.

3.4.       If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Target Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.       The Target Fund shall deliver, or cause its transfer agent to deliver, to the Acquiring Fund, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Target Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Target Fund and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Target Fund Shareholders, (b) provided by the Target Fund Custodian, or (c) derived from the Target Fund’s records by such officers or one of the Target Fund’s service providers. The Acquiring Fund shall issue and deliver to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES

4.1.       Except as set forth on a disclosure schedule previously provided by the Target Fund to the Acquiring Fund, the Target Fund represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)      The Target Funds each a series of the Target Entity. The Target Entity is a Massachusetts business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Target Entity has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Target Funds are not required to qualify to do business in any jurisdiction in which they are not so qualified or where failure to qualify would subject them to any material liability or disability. The Target Funds have all necessary federal, state, and local authorizations to own all of their properties and assets and to carry on their business as now being conducted;

(b)      The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)      The Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement will not result in a violation of, any provision of the Trust’s Declaration of Trust or By-Laws

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or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Target Fund to which the Trust is a party or by which the Target Fund or any of its assets is bound;

(d)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Target Fund’s knowledge threatened against the Target Fund or any of the Target Fund’s properties or assets. The Target Fund knows of no facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Target Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Target Fund;

(e)       The Target Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Target Fund (or the Acquiring Fund);

(f)       The statement of assets and liabilities of the Target Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended December 31, 2024 have been audited by Cohen & Company, Ltd., an independent registered public accounting firm retained by the Target Fund, and an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Acquiring Fund for the six months ended as of June 30, 2025, are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Target Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Target Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities (as defined below) will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Target Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Target Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Target Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)      Since June 30, 2025, except as specifically disclosed in the Target Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, and its annual report for the fiscal year ended December 31, 2024, or its semiannual report for the six months ended June 30, 2025, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Target Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Target Fund Share arising out of its normal investment operations or a decline in market values of securities in the Target Fund’s portfolio or a decline in net assets of the Target Fund as a result of redemptions shall not constitute a material adverse change;

(h)      (1)     For each taxable year of its operation since its inception, the Target Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Target Fund will qualify as such through the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a regulated investment company under the Code;

   (2)     Within the times and in the manner prescribed by law (after giving effect to any extensions), the Target Fund has properly filed on a timely basis all Tax Returns that it was required to file on or before the Closing Date, and all such Tax Returns were true, complete and accurate in all material respects. The Target Fund has not been informed by any jurisdiction that the jurisdiction believes that the Target Fund was required to file any Tax Return that was not filed, and the Target Fund does not know of any basis upon which a jurisdiction could assert such a position;

   (3)     The Target Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

   (4)     All Tax Returns filed by the Target Fund constitute true, complete and accurate reports of the respective liabilities for Taxes and all attributes of the Target Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

   (5)     The Target Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes (other than routine extensions available by statute);

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   (6)     The Target Fund has not been notified that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to the Target Fund’s knowledge, no such deficiency has been proposed or threatened;

   (7)      The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

   (8)      The unpaid Taxes of the Target Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in Paragraph 5.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Target Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

   (9)      The Target Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Target Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Target Fund. The Target Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

   (10)   The Target Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

   (11)   The Target Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Target Fund tax representation certificate to be delivered to Acquiring Fund and Ropes & Gray LLP pursuant to Paragraph 7.4 (the “Target Fund Tax Representation Certificate”), and such Target Fund Tax Representation Certificate will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

   (12)   There are (and as of immediately following the Closing there will be) no liens on the assets of the Target Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

   (13)   The Tax bases of the assets of the Target Fund are accurately reflected on the Target Fund’s Tax books and records, and such books and records (or a copy thereof) have been provided to Acquiring Fund.

(i)        All issued and outstanding Target Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Target Fund. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Target Fund Shares, nor is there outstanding any security convertible into any Target Fund Shares;

(j)       At the Closing Date, the Target Fund will have good and marketable title to the Target Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Target Assets to the Acquiring Fund, and, upon delivery and payment for the Target Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k)      The Target Fund has the power and authority to enter into and perform its obligations under this Agreement.

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(l)            The execution, delivery, and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Target Fund’s Board of Trustees, and, assuming due authorization, execution, and delivery by the Target Fund, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)          The information furnished (or to be furnished) by the Target Fund or the Adviser to the Acquiring Fund for use in applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Target Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto and the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(n)           The information included in the prospectus and statement of additional information forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Target Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(o)           Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation by the Target Fund of the transactions contemplated by this Agreement;

(p)           All of the issued and outstanding Target Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(q)           The prospectuses and statements of additional information of the Target Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(r)           The Target Fund currently complies in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Target Fund currently complies in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Target Fund. All advertising and sales material used by the Target Fund complies in all material respects with, and during the twelve (12) months prior to the date of this Agreement was in compliance in all material respects with, the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of the Financial Industry Regulatory Authority (“FINRA”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Target Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(s)           Neither the Target Fund nor, to the Target Fund’s knowledge, any “affiliated person” of the Target Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the Target Fund’s knowledge, has any affiliated person of the Target Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(t)            The Target Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies.

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4.2.         Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Target Fund, the Acquiring Fund represents, warrants, and covenants to the Target Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)           The Acquiring Funds are each a series of the Acquiring Entity. The Acquiring Entity is a Massachusetts business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Entity has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Funds are not required to qualify to do business in any jurisdiction in which they are not so qualified or where failure to qualify would subject them to any material liability or disability. The Acquiring Funds have all necessary federal, state, and local authorizations to own all of their properties and assets and to carry on their business as now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d)           The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e)           The Registration Statement, and any amendments (including post-effective amendments) or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Target Fund for inclusion therein, as covered by the Target Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. The Registration Statement (other than written information furnished by the Target Fund for inclusion therein, as covered by the Target Fund’s warranty in Paragraph 4.1(m) hereof) does not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)            The Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provision of the Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Trust is a party or by which the Acquiring Fund or any of its assets is bound;

(g)           No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. The Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h)           The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended December 31, 2024 have been audited by Cohen & Company, Ltd., an independent registered public accounting firm retained by the Acquiring Fund, and an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments (indicating their market values) of Target Fund for the six months ended as of June 30, 2025, are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i)            Since June 30, 2025, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, its annual report for the fiscal year ended December 31, 2024, or its semiannual report for the six months ended June 30, 2025, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the

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settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)               (1)   For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquiring Fund will qualify as such through the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

(2)      Within the times and in the manner prescribed by law (after giving effect to any extensions), the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file on or before the Closing Date, and all such Tax Returns were true, complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed, and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3)      The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

(4)      All Tax Returns filed by the Acquiring Fund constitute true, complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

(5)      The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes (other than routine extensions available by statute);

(6)      The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to the Acquiring Fund’s knowledge, no such deficiency has been proposed or threatened;

(7)      The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8)      The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in Paragraph 4.2(h). All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9)      The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

(10)      The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund tax representation certificate to be delivered to the Target Fund and Ropes & Gray LLP pursuant to Paragraph 6.3 (the “Acquiring Fund Tax Representation Certificate”), and such Acquiring Fund Tax Representation Certificate will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

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(11)     There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

(12)     The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund’s Tax books and records.

(k)           The Acquiring Fund is, and as of the Closing Date will be, authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund, without par value. The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)            All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m)           The Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Fund’s Board of Trustees, and, assuming due authorization, execution, and delivery by the Target Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The information to be furnished by the Acquiring Fund or the Adviser to the Target Fund for use in applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto and the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)           No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p)           The Acquiring Fund currently complies in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of FINRA, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading; and

(q)           Neither the Acquiring Fund nor, to the Acquiring Fund’s knowledge, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the Acquiring Fund’s knowledge, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act.

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5.	COVENANTS OF THE FUNDS

5.1.        The Target Fund will operate the Target Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2.        The Acquiring Fund will promptly prepare and file with the Commission the Registration Statement. The Target Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.3.        The Target Fund will mail to each of its shareholders of record a copy of the Prospectus/Information Statement promptly after it is finalized and becomes effective with the Commission.

5.4.        The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Target Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5.        The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Target Fund Shares.

5.6.        Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

5.7.        The Target Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Target Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Target Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Target Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Target Fund.

5.8.        Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Target Fund, the Target Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9.        From and after the date of this Agreement and until the Closing Date, each Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the Treasury regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

5.10.     From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11.      Each Fund shall prepare, or cause to be prepared, all of its Tax Returns due on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.        CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Target Fund in writing:

6.1.        All representations and warranties by the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.        The Acquiring Fund shall have delivered to the Target Fund on the Closing Date a certificate of the Acquiring Fund, executed in its name by its President or a Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably

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satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Section 6 have been met, and as to such other matters as the Target Fund shall reasonably request;

6.3.        The Acquiring Fund shall have delivered to the Target Fund and Ropes & Gray LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Target Fund and Ropes & Gray LLP, concerning certain tax-related matters with respect to the Acquiring Fund; and

6.4.        The Board of Trustees of the Acquiring Fund shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.        CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1.        All representations and warranties by the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.        The Target Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Target Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Target Fund’s Treasurer or Assistant Treasurer;

7.3.        The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate of the Target Fund, executed in its name by its President or a Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4.        The Target Fund shall have delivered to the Acquiring Fund and Ropes & Gray LLP a Target Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Ropes & Gray LLP, concerning certain tax-related matters with respect to the Target Fund;

7.5.        The Board of Trustees of the Target Fund shall have determined that the Reorganization is in the best interests of the Target Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

7.6           Prior to the Closing, the Target Fund shall have declared a dividend or dividends qualifying for the deduction for dividends paid under Section 561 of the Code, that, together with all previous distributions qualifying for the dividends paid deduction, shall have the effect of distributing to its shareholders (a) all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to any deduction for dividends paid under Section 852(b)(2)(D) of the Code), (b) all of the excess of (i) its income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and (c) all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, in each case, for its taxable year ending on the Closing Date and any prior taxable year to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

8.	FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.        This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Board of Trustees of the Trust in accordance with the provisions of the Trust’s Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Board of Trustees shall have been delivered by the Target Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2.        On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

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8.3.        All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4.        The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5.        The parties shall have received an opinion of Ropes & Gray LLP, satisfactory to each of the Target Fund and the Acquiring Fund and subject to certain factual representations made by officers of the Target Fund and the Acquiring Fund and customary assumptions and qualifications, substantially to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, for U.S. federal income tax purposes (i) the acquisition by the Acquiring Fund of the Target Assets solely in exchange for the issuance of Acquiring Fund Shares to the Target Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Target Fund, in liquidation of the Target Fund, of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares and the termination of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, (ii) under Sections 361 and 357 of the Code, the Target Fund will not recognize any gain or loss upon the transfer of the Target Assets to the Acquiring Fund pursuant to this Agreement in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation of the Target Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in Section 1256(b) of the Code, or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code; (iii) under Section 354 of the Code, Target Fund Shareholders will not recognize any gain or loss upon the exchange of their Target Fund Shares for the Acquiring Fund Shares; (iv) under Section 358 of the Code, the aggregate basis in the Acquiring Fund Shares that the Target Fund Shareholders receive in exchange for their Target Fund Shares will be the same as the aggregate basis of the Target Fund Shares exchanged therefor; (v) under Section 1223(1) of the Code, a Target Fund Shareholder’s holding period for Acquiring Fund Shares received pursuant to the Agreement will include the shareholder’s holding period for the Target Fund Shares exchanged therefor, provided that the shareholder held the Target Fund Shares as capital assets on the date of the exchange; (vi) under Section 1032 of the Code, the Acquiring Fund will not recognize any gain or loss upon the receipt of the Target Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities; (vii) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the Target Assets will be the same as the Target Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (ii) above; (viii) under Section 1223(2) of the Code, the holding period of each Target Asset in the hands of the Acquiring Fund, other than certain Target Assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the period during which such Target Asset was held or treated for U.S. federal income tax purposes as held by the Target Fund; and (ix) the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Such opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. Neither party may waive the condition set forth in Paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1.        Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.        BGOL or its affiliates will bear all ordinary expenses incurred by the Target Funds and the Acquiring Funds in connection with the Reorganizations, including legal, tax, audit-related, accounting and tax services, brokerage and other transaction costs; capital gains realized and payable in non-U.S. jurisdictions in connection with the transfer of securities in that jurisdiction; and any costs directly associated with preparing, filing, printing, and distributing to the Target Fund shareholders all materials relating to the N-14 Registration Statement for each Reorganization. Such expenses shall not include litigation costs or other extraordinary or unforeseen expenses. Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code or in failure of a Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.     Each Fund agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

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10.2.      The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.	TERMINATION

11.1.      This Agreement may be terminated by the mutual agreement of each Fund. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)            because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)           because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c)            by resolution of the Acquiring Fund’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders; or

(d)            by resolution of the Target Fund’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Target Fund’s shareholders; or

(e)            if the transactions contemplated by this Agreement shall not have occurred on or before [ ], or such other date as the parties may mutually agree upon in writing.

11.2.      In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, or the Target Fund, or the Board of Trustees or officers of each of the Trust, Acquiring Fund, and the Target Fund.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each of the Acquiring Fund and the Target Fund.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Target Fund and the Acquiring Fund at 780 Third Avenue, 43rd Floor, New York, NY 10017.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1.      The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.      This Agreement shall be governed by and construed in accordance with the internal laws of The Commonwealth of Massachusetts, without giving effect to conflict of laws principles; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4.      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.      It is expressly agreed that the obligations of each of the Acquiring Fund and the Target Fund shall not be binding upon any of the Trust’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Trust in accordance with its proportionate interest hereunder. Notice is also hereby given that the assets and liabilities of each series of the Trust are separate and distinct and that the obligations of or arising out of this Plan are binding solely upon the assets or property of the Fund. The execution and delivery of this Agreement have been authorized by the Board of Trustees of each of the Acquiring Fund and the Target Fund and this Agreement has been executed by authorized officers of each of the Acquiring Fund and the Target Fund, acting as such, and neither such authorization by such Trustees nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to have imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Target Fund, as the case may be, as provided in the Trust’s Declaration of Trust.

14.6.     Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Acquiring Fund shall be those of the Acquiring Fund only and shall not otherwise be obligations or liabilities of the Trust generally or any other series thereof.

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14.6.     Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Target Fund shall be those of the Target Fund only and shall not otherwise be obligations or liabilities of the Trust generally or any other series thereof. IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above.

BAILLIE GIFFORD FUNDS,
on behalf of its series,
Baillie Gifford International Alpha Fund

By:	By:
Name:	Name:
Title:	Title:

BAILLIE GIFFORD FUNDS, on behalf of its series, [Baillie Gifford Developed EAFE All Cap Fund/Baillie Gifford EAFE Plus All Cap Fund/Baillie Gifford International All Cap Fund]

By:	By:
Name:	Name:
Title:	Title:

BAILLIE GIFFORD OVERSEAS LIMITED

By:	By:
Name:	Name:
Title:	Title:

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APPENDIX B

MANAGEMENT OF THE FUNDS

The Acquired Funds and the Acquiring Fund’s investment adviser is Baillie Gifford Overseas Limited. BGOL’s principal place of business is Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. BGOL also has an office in New York City, New York, USA. BGOL is a wholly owned subsidiary of Baillie Gifford & Co, which is controlled by its working partners. BGOL, its parent, Baillie Gifford & Co, and their affiliates are referred to as “Baillie Gifford.”

Experience

BGOL is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. BGOL was organized in 1983 and had approximate assets under management of $140.5 billion as of December 31, 2024.

Investment Services

BGOL selects and reviews each Fund’s investments and provides executive and other personnel for the management of the Trust, pursuant to the Second Amended and Restated Investment Advisory Agreement between BGOL and the Trust on behalf of each Fund, as amended from time to time (the “Advisory Agreement”).

The Funds’ filing on Form N-CSR for the period ended June 30, 2025 includes a discussion regarding the basis of the approval by the Board of the Advisory Agreement insofar as it relates to each Fund.

Under the Advisory Agreement, each Fund pays BGOL an advisory fee quarterly (the “Advisory Fee”). The Advisory Fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund. For the fiscal year ended December 31, 2024, the advisory fees paid by the Funds were as follows:

Class 2, Class 3, Class 4, Class 5

Fund	Aggregate Advisory Fee (percentage of each Fund’s average daily net assets)
Baillie Gifford International All Cap Fund	0.35%
Baillie Gifford Developed EAFE All Cap Fund	0.35%
Baillie Gifford EAFE Plus All Cap Fund	0.35%
Baillie Gifford International Alpha Fund	0.34%

Class K, Institutional Class

Fund	Aggregate Advisory Fee (percentage of each Fund’s average daily net assets)
Baillie Gifford Developed EAFE All Cap Fund	0.35%
Baillie Gifford EAFE Plus All Cap Fund	0.35%
Baillie Gifford International Alpha Fund	0.34%

The Advisory Fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund’s average daily net assets.

Class 2, Class 3, Class 4, Class 5

Fund	Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)
Baillie Gifford International All Cap Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%

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Fund	Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)

Baillie Gifford International Alpha Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%

Class K, Institutional Class

Fund	Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%
Baillie Gifford International Alpha Fund	$0 - $2	0.35%
	>$2 - $5	0.31%
	Above $5	0.29%

Upon termination of the Advisory Agreement at other than quarter end, the Advisory Fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

Shareholder Services (For Class 2, Class 3, Class 4 and Class 5)

BGOL provides certain shareholder services to the Funds, pursuant to the Shareholder Servicing Agreement between BGOL and the Trust on behalf of each Fund (the “Shareholder Servicing Agreement”).

For these services, which include client and shareholder servicing, reporting and other support, each shareholder pays a shareholder servicing fee (the “Shareholder Service Fee”).

The principal economic difference among the various share classes of each Fund is the level of Shareholder Service Fee payable, as follows:

Fund	Class 2	Class 3	Class 4	Class 5
Baillie Gifford International All Cap Fund	0.17%	0.10%	0.07%	0.02%
Baillie Gifford Developed EAFE All Cap Fund	0.17%	0.10%	0.07%	0.02%
Baillie Gifford EAFE Plus All Cap Fund	0.17%	0.10%	0.07%	0.02%
Baillie Gifford International Alpha Fund	0.17%	0.10%	0.07%	0.02%

Share class eligibility is determined by the total assets under management with BGOL, as detailed in Appendix D. The Shareholder Service Fee payable decreases as the amount of total assets under management with BGOL increases. This is because the cost to service that client decreases as a percentage of the assets in that account.

The amount and complexity of these services (and costs) will vary between shareholders. Also note that some of these costs are variable (increasing as the assets increase) but some are fixed. As a result, the Shareholder Service Fees decline, in basis points terms, as the assets increase but, in general, rise, in dollar terms, as the assets increase.

The Trust has adopted a Shareholder Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2-5 shares of each Fund (the “Shareholder Service Plan”). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Shareholder Service Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any class of shares, BGOL or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees. Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund’s assets on an ongoing basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

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Administration and Supervisory Services (Class K, Institutional Class)

BGOL is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between BGOL and the Trust on behalf of each Fund (the “Administration and Supervisory Agreement”). The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of the Trust.

Under the Administration and Supervisory Agreement, each Fund pays to BGOL an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund’s average net assets. For the ﬁscal year ended December 31, 2024, each operational Fund paid Administration and Supervisory Fees equal to 0.17% of such Fund’s average daily net assets. The Administration and Supervisory Fee and the Advisory Fee are together referred to as the “Management Fee.”

The Trust has adopted an Administration, Supervisory and Sub-Accounting Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class K and Institutional Class shares of each Fund (the “Plan”). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any class of shares, BGOL or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reﬂect such additional fees. Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund’s assets on an ongoing basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

Participating Affiliate Arrangements

BGOL has entered into a personnel-sharing arrangement with its Hong Kong-based affiliate, Baillie Gifford Asia (Hong Kong) Limited 柏基亞洲(香港)有限公司 (“Baillie Gifford Hong Kong”), and its Singapore-based affiliate, Baillie Gifford Asia (Singapore) Private Limited (“Baillie Gifford Singapore”). Pursuant to these arrangements, Baillie Gifford Hong Kong and Baillie Gifford Singapore act as “participating affiliates” of BGOL and certain employees of Baillie Gifford Hong Kong and Baillie Gifford Singapore are treated as “associated persons” of BGOL. In this capacity, these individuals are subject to the oversight of BGOL and its Chief Compliance Officer. Baillie Gifford Hong Kong’s associated persons, on behalf of BGOL, provide trade execution and related services to the Funds. Baillie Gifford Singapore’s associated persons have involvement in portfolio construction in relation to ESG matters. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

Baillie Gifford Hong Kong and Baillie Gifford Singapore are not registered as investment advisers with the SEC. BGOL may in the future enter into additional personnel-sharing or other arrangements, including with its non-U.S. unregistered investment advisory affiliates, for a variety of investment advisory services, including investment research and portfolio management.

ESG-related Organizations and Initiatives

Baillie Gifford participates in a range of organizations, initiatives, or other collaborative industry efforts, which enhance Baillie Gifford's knowledge of specific ESG issues and also support broader ESG-related investing. The requirements for participation in these organizations and initiatives vary, though BGOL does not intend to introduce investment restrictions or goals with respect to a Fund or the Funds for the purpose of meeting expectations associated with membership in any such organizations. Baillie Gifford's participation in organizations or initiatives may change over time and is subject to BGOL's fiduciary responsibilities to the Funds.

Expenses

The organizational and operational expenses of the Funds are borne by the relevant Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, independent trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

Certain expenses, not including advisory and custodial fees or other expenses related to the management of a Fund’s assets, may be allocated to a specific class of shares if those expenses are actually incurred in a different amount with respect to a class, or if services are provided with respect to a class that are of a different kind or to a different degree than with respect to other classes.

BGOL has contractually agreed to waive its fees and/or bear Other Expenses of the Funds shown in the table below, with respect to each such Fund, to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will continue until April 30, 2026.

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Fund	Class	Expense Limit (percentage of each Fund’s average daily net assets)
Baillie Gifford International All Cap Fund	Class 2 Class 3 Class 4 Class 5	0.67% 0.60% 0.57% 0.52%
Baillie Gifford Developed EAFE All Cap Fund	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%
Baillie Gifford EAFE Plus All Cap Fund	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%

For the purposes of determining any such fee waiver and/or expense reimbursement, the expenses are calculated based on the percentage of the relevant Fund’s average daily net assets.

Pursuant to the terms of the agreements governing the expense limitations, BGOL does not have a right to recover from the Funds any fees waived or expenses paid pursuant to these expense limitations. The expense limitation may be continued beyond April 30, 2026 for each of the Funds listed in the above table by agreement of the Board and BGOL.

These contractual agreements may only be terminated by the Board.

Acquiring Fund Investment Team

Investment decisions made by BGOL for Baillie Gifford International Alpha Fund are made by a team of portfolio managers organized for that purpose.

Under normal circumstances, Baillie Gifford International Alpha Fund’s portfolio management team meets regularly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of BGOL’s investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

Baillie Gifford International Alpha Fund is jointly and primarily managed by a team of experienced portfolio managers, which consists of:

Education	Investment Experience
Chris Davies BA (Hons) Music (2009) University of Oxford MMus Music Performance (2010) Royal Welsh School of Music and Drama MSc Music, Mind and Brain (2011) Goldsmiths College

Mr. Davies is a portfolio manager in the Europe Team and is a member of the International Alpha investment team. He joined Baillie Gifford in 2012. Mr. Davies graduated BA (Hons) in Music from the University of Oxford in 2009 and gained a MMus in Music Performance from the Royal Welsh School of Music and Drama in 2010 and an MSc in Music, Mind and Brain from Goldsmiths College in 2011.

Mr. Davies has been a member of the portfolio management team since 2021.

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Education	Investment Experience
Jenny Davis MA in Music (2008) University of Oxford

Ms. Davis is a portfolio manager for International Alpha clients, having been a member of the International Alpha investment team since 2016. She joined Baillie Gifford in 2011 and became a partner in 2022. Ms. Davis worked on two of the Manager’s global equity strategies, having started her career at Neptune Investment Management. She graduated MA in Music from the University of Oxford in 2008, and latterly undertook postgraduate studies in Psychotherapy at the University of Edinburgh.

Ms. Davis has been a member of the portfolio management team since 2016.

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (U.K.) Charterholder

Mr. Farquharson heads the Japanese Equities Team. Donald is the co-manager for the Japan Growth strategy (and related Growth strategy segregated accounts) which he has run since its inception on 31 December 2009. He is also a member of the International Alpha investment team. Mr. Farquharson has over 30 years’ investment experience dedicated almost entirely to Japanese equities: He spent 20 years working for Schroders as a Japanese specialist and latterly Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995, he headed Schroders’ research team in Tokyo. He graduated with MA (Hons) in Arabic Studies from the University of St Andrews in 1987 and is a CFA Charterholder. Mr. Farquharson joined Baillie Gifford in 2008 and became a Partner in 2017.

Mr. Farquharson has been a member of the portfolio management team since 2014.

Roderick Snell BSC First Class Honours in Medical Biology (2006) University of Edinburgh

Mr. Snell is an investment manager in the Emerging Markets Equity Team. Mr. Snell joined Baillie Gifford in 2006 and became a partner of the firm in 2023. Mr. Snell has managed the Baillie Gifford Pacific Fund since 2010 and the Pacific Horizon Investment Trust since 2021 (having been deputy since 2013). Since March 2020, Mr. Snell has also been a manager on the China Strategy. Prior to joining the Emerging Markets Equity team in 2008, he also spent time in the UK and European Equity Teams. Mr. Snell graduated BSc (Hons) in medical biology from the University of Edinburgh in 2006.

Mr. Snell has been a member of the portfolio management team since 2024.

Steve Vaughan BA (Hons) Jurisprudence (2001) University of Oxford MA in International Relations (2012) University of Exeter CFA Charterholder

Mr. Vaughan joined Baillie Gifford in 2012. He is a member of the International Alpha investment team. Mr. Vaughan previously worked as a portfolio manager in the Smaller Companies Team. Prior to joining Baillie Gifford, Mr. Vaughan was an Officer in the British Army for nine years. He graduated BA (Hons) in Jurisprudence from the University of Oxford in 2001 and MA in International Relations from the University of Exeter in 2012. Mr. Vaughan is also a CFA Charterholder.

Mr. Vaughan has been a member of the portfolio management team since 2022.

Tom Walsh LLB (Hons) in Law & Economics (1999) University of Edinburgh CFA Charterholder

Mr. Walsh is a portfolio manager for International Alpha clients and a member of the International Alpha investment team. He joined Baillie Gifford in 2009 and became a partner in 2022. He has been working on the UK, European and Global Opportunities Teams, as well as spending four years as a member of the International All Cap investment team. Before joining Baillie Gifford, Mr. Walsh worked at Fidelity International, Merrill Lynch and Deloitte & Touche. He graduated LLB (Hons) in Law & Economics from the University of Edinburgh in 1999 and is both CFA and ACA qualified.

Mr. Walsh has been a member of the portfolio management team since 2018.

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APPENDIX C

ACQUIRED FUND AND ACQUIRING FUND SERVICE PROVIDERS

Investment Adviser	Baillie Gifford Overseas Limited Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland
Administrator	Bank of New York Mellon 240 Greenwich Street, New York, NY 10286
Transfer Agent	BNY Asset Servicing Westborough, MA 01581 118 Flanders Road, Westborough, MA 01581
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202.
Custodian	Bank of New York Mellon 240 Greenwich Street, New York, NY 10286
Distributor	Baillie Gifford Funds Services LLC 1 Greenside Row, Calton Square, Edinburgh EH1 3AN, United Kingdom

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APPENDIX D

ADDITIONAL INFORMATION ABOUT ACQUIRING FUND SHARES

Share Classes

The Trust is authorized to issue Class 2, Class 3, Class 4, Class 5, Class K and Institutional Class shares of the Acquiring Fund. References to the “Fund” hereinafter refer to the Acquiring Fund.

How Shares are Priced – All Share Classes

Each share class has its own share price. The purchase price of each share class of the Fund’s shares is based on that class’s net asset value. The share price is computed for each share class as follows:

–	the total market value of all assets and fund-level liabilities of the Fund is calculated, then divided by the total amount of shares held in the Fund (the “Fund Asset Value”); then

–	the market value of the assets for each class is calculated on a pro-rata basis, based on the Fund Asset Value (the “Class Asset Value”); then

–	the market value of the class-specific liabilities attributable to each share class is calculated (the “Class Liabilities”); then

–	the share price for each class is calculated by deducting the Class Liabilities from the Class Asset Value.

When shares are priced

The net asset value for each share class will be determined as of a particular time of day (the “Pricing Point”) on any day on which the NYSE is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, BGOL may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order. “Good order” means, among other things, that your request includes complete information. In general, an order is in “good order” if it includes: (i) the trade date of the purchase or redemption; (ii) the name of the Fund and share class; (iii) the U.S. dollar amount of the shares, in the case of a redemption you may also provide number of shares; (iv) the name and the account number set forth with sufficient clarity to avoid ambiguity; and (v) the relevant authorized signatories. In the case of a purchase, immediately available funds must also be received prior to the Pricing Point.

The net asset value for each class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Point on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the purchase or redemption request is received by the Fund (or your financial intermediary) in good order.

The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

Current net asset values per share for the Fund that has commenced operation are available on the Fund’s website at http://USmutualfund.bailliegifford.com

How assets are valued

In accordance with the Trust’s Valuation Procedures, the Fund’s investments are valued at their fair market value as follows:

1.	If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

2.	If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed by BGOL as the valuation designee. Such market changes may:

●	relate to a single issuer or events relating to multiple issuers;

●	be considered to include changes in the value of U.S. securities or securities indices; or

●	occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

Rule 2a-5 under the 1940 Act permits a fund’s board to designate the fund’s primary investment adviser to perform the fund’s fair value determinations, which will be subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee the fair value determinations. The Board has designated BGOL as the valuation

D-1

designee. BGOL’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and BGOL’s asset-based fees.

How to Buy or Exchange Shares – Class 2, Class 3, Class 4 and Class 5

Purchase Process

You may purchase shares of the Fund by taking the following two steps:

1. Request a Purchase.

Class 2, Class 3, Class 4 and Class 5 (the “Legacy Class Shares”) are only available to existing shareholders in one of these classes of the Fund. If you are an existing shareholder in the Legacy Class Shares, you may request a further purchase by submitting a request to BGOL (in the format prescribed by BGOL), which includes:

●	the name and class of the Fund;

●	the exact name in which shares are to be registered;

●	the shareholder account number;

●	the dollar amount of shares to be purchased;

●	a signature by all owners of the shares, in accordance with the form of registration;

●	the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

●	the trade date.

The email address for purchase requests sent to BGOL is: bgnavtrading@bailliegifford.com.

BGOL or the Bank of New York Mellon (the “Transfer Agent”) may ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to investors, to help the U.S. government fight the funding of terrorism and money laundering activities. The Fund may consequently be required to obtain, and potentially update, the following information from investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security Number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Additional information may be required for corporations and other entities. The Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities, they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Fund or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third parties as necessary to perform services for the Fund or to comply with requests from regulators or tax authorities.

The Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

2.	Pay for shares.

Payment for shares can be made by:

●	electronic bank transfer to the nominated account;

●	exchanging securities on deposit with a custodian acceptable to BGOL or the Fund’s distributor, BGFS; or

●	a combination of such securities and cash.

The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you a statement confirming the transaction. Please see the section below on how to pay for shares by exchanging securities.

Exchange Process

If you are an existing shareholder of Legacy Class Shares, you may request an exchange by submitting a request to BGOL. Certain information may be required prior to the completion of any exchange.

When you can buy shares

Unless otherwise indicated in the Fund’s prospectus or statement of additional information, shares of the Fund are offered on a continuous basis and can be purchased on any day on which the NYSE is open for unrestricted trading.

D-2

For a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds before the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

–	You must obtain instructions by contacting the Fund.;

–	You must deliver all rights in the securities to the Fund to finalize the purchase of Fund shares;

–	You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor’s basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

–	The securities will be valued in the same manner as the Fund’s assets as described above under “How Shares are Priced,” subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

–	BGOL will not approve the acceptance of securities in exchange for Fund shares unless:

●	BGOL, in its sole discretion, believes the securities are appropriate investments for the Fund;

●	You represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or that would otherwise impair the investors’ ability to transfer them to the Fund or the Fund’s ability to dispose of them subsequently; and

●	The securities may be acquired under the Fund’s investment policies and restrictions.

–	No investor owning 5% or more of a Fund’s shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of BGOL or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying or Exchanging Shares – Class 2, Class 3, Class 4 and Class 5

Fund and Share Class Eligibility

The purchase or exchange of Legacy Class Shares, which are currently closed to new investors, is subject to Fund eligibility requirements and share class eligibility requirements.

Fund Eligibility – Only Legacy Shareholders are able to purchase or exchange Legacy Class Shares of that Fund.

Share Class Eligibility – In addition to the requirements described above, eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the BGOL and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the "Total Investment"). The minimum Total Investment for each class of shares is as follows:

Class	Total Investment(1)(2)(3)
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

(1)	The Fund may, at its discretion, permit a smaller minimum for any class of shares under certain circumstances.

(2)	BGOL will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

(3)	In the case of shares held of record by retirement plans which are Participant Directed Plans, the shareholder for the purposes of the Total Investment for each class of shares is the Participant Directed Plan.

The Total Investment will be determined by BGOL on each “Determination Date”, which will be:

–	March 31 of each year, if exchanging into a more expensive class of shares; or

–	The close of business on the last day of the calendar quarter, if exchanging into a less expensive class of shares.

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Each shareholder’s shares will then be converted to the available class of shares of the relevant Fund with the lowest Shareholder Service Fee for which the shareholder is eligible. This conversion will occur within 15 business days following the Determination Date. This conversion generally should not result in the recognition of gain or loss in the converted Fund’s shares or the tax basis changing. Also, the holding period of the new class of shares should generally include the holding period of the converted shares.

Investors should be aware that all the classes of the Fund may not be available in all jurisdictions.

Exchange Eligibility

Legacy Shareholders may request permission from BGOL to exchange their Legacy Class Shares in one Fund for the same share class in a different series of the Trust. In certain situations, Legacy Class Shares of the Fund may be exchanged for Class K or Institutional Class shares of the same Fund or a different fund. Shareholders requesting an exchange must meet the eligibility requirements of the fund and share class that the shareholder seeks to receive. If less than all of an investment is exchanged out of Legacy Class Shares, such exchange will not trigger a recalculation of Total Investment (as defined below) for purposes of determining Legacy Class Share eligibility.

Exchanges can only be requested by sending a completed application to BGOL. BGOL must approve all exchanges, and all exchanges are at BGOL’s discretion. BGOL and the Fund reserves the right to reject any exchange application for any reason that BGOL or the Fund in its sole discretion deems appropriate. Exchanges may involve a simultaneous purchase and redemption transaction either in kind or in cash, which may have tax implications. Additional information about the exchange application is located in “How to Buy Shares—Process—Request a Purchase or Exchange.”

You must be a U.S. Person

Shares of the Fund are intended for investment by U.S. persons, and BGOL and BGFS will generally only accept purchases from U.S. persons. BGOL and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

Although BGOL is domiciled and headquartered in the United Kingdom (the “U.K.”), neither the Fund nor its shares are being offered or otherwise promoted to any natural or legal persons domiciled or with a registered office in the U.K., where the United Kingdom Alternative Investment Fund Managers Regulations 2013, as amended, including by the European Union (Withdrawal) Act 2018 and the Alternative Investment Fund Managers (Amendment etc.) (EU Exit) Regulations 2019 (the “AIFM Law”), are in force and effect. Furthermore, in light of the structure of the Fund and the manner in which they are managed, they do not fall within the scope of the AIFM Law, and shareholders of the Fund are not subject to the protections of the AIFM Law.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

Purchases or exchanges may be rejected

The Fund reserves the right to reject any purchase or exchange order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, BGOL and BGFS reserve the right to reject any particular investment or exchange. In particular, and without limiting the generality of the foregoing BGOL or BGFS may reject an investment or exchange:

–	if in the opinion of BGOL or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of the Fund’s net asset value;

–	if the Fund is unable to verify your identity within a reasonable time;

–	if you are proposing to purchase shares using securities and BGOL has determined that this is not appropriate;

–	for initial or seed investments in the Fund that is not yet operational, if the investment is not of a size that would allow the Fund to commence operations at an appropriate scale (in the sole opinion of BGOL); and

–	to the extent a plan sponsor wishes to rely upon BGOL or BGFS to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants’ investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Restrictions on Certain Fund Investors

The Fund is a U.S. mutual fund. As a U.S. mutual fund, the Fund is prohibited from allowing investment by certain other mutual funds and certain types of private funds in excess of specific thresholds. In particular, the Fund is required to limit investment by funds commonly known as “hedge funds” or “private equity funds.” Any investor or prospective investor in the Fund that is itself a fund should consider carefully what regulations may apply to it or the Fund, including Section 12(d)(1) of the 1940 Act, in connection with any prospective investment. The Fund reserve the right to reject a purchase order or require an investor to redeem its shares to comply with the foregoing limitations.

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Fund may change the terms

The Fund reserves the right to suspend or change the terms of the offering of its shares. The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

How to Sell Shares – Class 2, Class 3, Class 4 and Class 5

Process

Redemption Request – You can redeem your shares by emailing BGOL a redemption request, in a format prescribed by BGOL, which includes:

–	the name and class of the Fund;

–	the exact name in which shares are registered;

–	the shareholder account number;

–	the number of shares or the dollar amount of shares to be redeemed;

–	a signature by all owners of the shares, in accordance with the form of registration;

–	the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

–	the trade date.

The email address for redemption requests sent to BGOL is: bgnavtrading@bailliegifford.com.

Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

Redemption Payment – Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Fund generally expects to pay out redemption proceeds to redeeming shareholders within 3 business days following the trade date indicated in the redemption request. The Fund typically meets redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Fund may also, under normal or stressed market conditions, use a credit facility or, if the Fund has received advanced notice of a shareholder’s intent to redeem, trade portfolio holdings ahead of the trade date to meet significant requests for redemption. The Fund reserves the right to satisfy redemption requests up to 7 days following the trade date indicated in the redemption request. Payment is made at any time on the settlement date within the Federal Reserve hours (generally, 9:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday excluding designated holidays). The possibility of delayed settlement is greater for a smaller fund or for funds with particularly concentrated investor bases.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, BGOL will grant this if it determines, in BGOL’s sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to the Fund’s election under Rule 18f-1 described below under “Election under Rule 18f-1.” If you intend to request a distribution in kind, please note:

–	Securities distributed in connection with the request will be valued in accordance with the Fund’s procedures for valuation described above under “How Shares are Priced.”

–	Securities and assets distributed will be selected by BGOL in accordance with procedures approved by the Board and generally will represent a pro-rata distribution of each holding in the Fund’s portfolio, subject to certain exceptions under relevant procedures.

–	You may incur taxes or charges in connection with assuming title to such securities from the Fund, and may incur brokerage charges and/or additional taxes on the sale of any such securities so received in payment of redemptions.

Change of Information – If you need to change or update your account information, you may do so by emailing the Trust a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. All redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Trust to change those details.

When you can redeem shares

Shares may be redeemed on any day on which the NYSE is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for the Fund for more than seven days during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the SEC for the protection of investors.

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Automatic Redemptions

The Fund reserves the right to redeem or require the transfer of any individual’s shares if:

–	The holding of the shares by such person is unlawful;

–	In the opinion of the Board or the Fund’s service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur;

–	A shareholder’s Total Investment falls below $1 million.

Before doing so, the Trust shall notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement. In the case of shares held of record by retirement plans which are Participant Directed Plans, the shareholder for the purposes of the Total Investment is the Participant Directed Plan; or

–	The Fund cannot verify your identity.

Short-Term Trading

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” These practices may present risks to the Fund, including increased transaction costs, interference with the efficient management of the Fund, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, “Frequent Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Fund. The Fund does not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of the Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a “Frequent Trading Policy” (the “Policy”) to discourage Frequent Trading. The following policies and procedures are applicable to Class 2, Class 3, Class 4 and Class 5.

Monitoring Shareholder Activity – The Transfer Agent arranges for the compilation, monitoring and reporting of account-level information on shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Fund.

Authority to Refuse Transactions – The Trust, BGOL and BGFS each reserves the right to reject any purchase order for any reason.

Purchase and Redemption Requests – Purchase and redemption requests by record shareholders must be made by written request by email to BGOL and/or BGFS. (Any exceptions to this written redemption request requirement may be made by BGOL. BGOL and BGFS expects that exceptions will be rare and only for extraordinary circumstances.)

Review of Shareholder Activity – BGOL and BGFS report to the Board regularly on purchases and redemptions of Fund shares.

Fair Valuation – With respect to the Fund that invests in securities that trade on foreign markets, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Redemption Fees – The Board may from time to time consider whether it is necessary or appropriate for the Fund to impose a redemption fee not exceeding 2% that, in the Board’s judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions.

While the Fund attempts to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Fund or its shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic redemption plan) are unaffected by these restrictions.

Election under Rule 18f-1

The Trust, on behalf of the Fund , has made an election pursuant to Rule 18f-1 under the 1940 Act committing the Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. The Fund reserves the right to pay redemption proceeds in-kind except as described above.

How to Buy or Exchange Shares – Class K and Institutional Class

Purchase Process

You may purchase Institutional Class or Class K shares of the Fund by taking the following two steps:

1.	Request a Purchase.

If you purchase shares through a financial intermediary, you may make a purchase for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

For Class K, you may also email a purchase request to the Bank of New York Mellon (the “Transfer Agent”) in a format prescribed by BGOL, which includes:

o	the name and class of the Fund;

o	the exact name in which shares are to be registered;

o	the shareholder account number;

o	the dollar amount of shares to be purchased;

o	a signature by all owners of the shares, in accordance with the form of registration;

o	the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

o	the trade date.

All emails containing a purchase request must be unencrypted. The email address for purchase requests sent to the Transfer Agent is: bgusinsttrades@bny.com.

Please note, if this is your first purchase through a bank, broker or financial intermediary:

o	your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

o	your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

o	to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

o	individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

o	If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

o	you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form; and

o	bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

BGOL, Transfer Agent, or your financial intermediary, as applicable, may ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to investors, to help the U.S. government fight the funding of terrorism and money laundering activities. The Fund may consequently be required to obtain, and potentially update, the following information from investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security Number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Individuals opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), may be required to supply the identity of the beneficial owners or controlling person(s) of the legal entity prior to the opening of the account. The Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities, they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Fund or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Fund or to comply with requests from regulators or tax authorities.

The Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

2.	Pay for shares.

Payment for shares can be made by:

o	electronic bank transfer to the nominated account;

o	exchanging securities on deposit with a custodian acceptable to BGOL or the Fund’s distributor, BGFS; or

o	a combination of such securities and cash.

The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction. Please see the section below on how to pay for shares by exchanging securities.

Exchange Process

If you are an existing shareholder of Class K shares, you may request an exchange by submitting a request to your intermediary or the Transfer Agent. If you are an existing shareholder of Institutional Class shares, you may request an exchange by submitting a request to your intermediary or BGOL. Certain information may be required prior to the completion of any exchange.

When you can buy shares

Unless otherwise indicated in the Fund’s prospectus or statement of additional information, shares of the Fund are offered on a continuous basis and can be purchased on any day on which the NYSE is open for unrestricted trading.

With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds before the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

–	You must obtain instructions by contacting the Fund;

–	You must deliver all rights in the securities to the Fund to finalize the purchase of Fund shares;

–	You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor’s basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

–	The securities will be valued in the same manner as the Fund’s assets as described above under “How Shares are Priced,”, subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

–	BGOL will not approve the acceptance of securities in exchange for Fund shares unless:

o	BGOL, in its sole discretion, believes the securities are appropriate investments for the Fund;

o	You represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or that would otherwise impair the investors’ ability to transfer them to the Fund or the Fund’s ability to dispose of them subsequently; and

o	The securities may be acquired under the Fund’s investment policies and restrictions.

–	No investor owning 5% or more of the Fund’s shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of BGOL or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying or Exchanging Shares – Class K and Institutional Class

Minimum Investment

The minimum initial investment for Class K is $10 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K shares under certain circumstances.

If you purchase or exchange shares through a financial intermediary, the intermediary may impose different investment minimums.

Share Class Eligibility

You must be eligible for the share class you are applying for. Class K and Institutional Class shares of the Fund have the same investment objectives and investments, but the different share classes have different expense structures and eligibility requirements. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences between the share classes are as follows:

	Class K	Institutional Class
Availability	Limited to institutional and other investors, as described below, that do not require or receive sub-accounting or recordkeeping payments from the Fund.	Available to certain banks, broker-dealers and other Financial Intermediaries, employer-sponsored retirement plans and other similar entities that require sub-accounting, sub-transfer agency, shareholder servicing payments, and/or recordkeeping payments from the Fund for some or all of their underlying investors.
Minimum Initial Investment	$10 million	None
Minimum Subsequent Investment	None	None
Sub-Accounting/Sub-Transfer Agency Expenses	None	Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.(1)
Distribution (Rule 12b-1) Fees	None	None
Administration and Supervisory Fee	0.17%	0.17%
Sales Charge (Load)	None	None
Redemption Fees	None	None

(1)            The impact on Other Expenses of sub-accounting payments (if any) that are made by Institutional Class shares is determined by rates charged by individual financial intermediaries through which investors in this Class typically hold their shares. As the composition of these intermediaries change, the impact of sub-accounting payments on the Other Expenses of Institutional Class will change.

Class K Shares

The following categories of investors and accounts may buy or exchange into Class K shares of the Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

–	Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

–	Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

–	Other investors for which the Fund or BGFS has pre-approved the purchase.

–	The following categories of investors and accounts qualify to buy or exchange into Class K shares of the Fund but the $10 million investment minimum is waived:

–	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

–	Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the Fund’s shares are acquired has an agreement with BGFS.

–	Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

–	Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or BGFS has notified that consultant in writing that the proposed investment is permissible.

–	Investment companies or other pooled vehicles that are managed by BGOL or its affiliates.

–	Directors or officers of the Fund, or partners or employees of BGOL or its affiliates, or members of the immediate family of any of those persons.

–	Existing institutional separate account clients of BGOL or its affiliates.

–	Investors for whom the Fund or BGOL determines that a strategic reason exists for such a waiver.

–	Investors with an account which the Fund or BGOL believes will grow to meet the investment minimum in the future.

Class K shares are not available for purchase or exchange directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

Institutional Class Shares

Institutional Class shares of the Fund are available to certain banks, broker-dealers and other financial intermediaries, employer-sponsored retirement plans and other similar entities that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors.

The following investors and accounts qualify to buy or exchange Institutional Class shares of a Fund:

–	Employer-sponsored retirement plans that invest through a record-keeper or third-party retirement platform

–	Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between BGFS and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

o	services relating to operating the program; and/or

o	Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

–	Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

o	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

o	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with BGFS.

–	Other investors for which the Fund or BGFS has pre-approved the purchase or exchange.

–	Institutional Class shares are not available for purchase or exchange directly by members of the public, except as explicitly provided herein.

Exchanges

BGOL and the Fund reserves the right to reject any exchange application for any reason that BGOL or the Fund in its sole discretion deems appropriate. All exchanges are subject to BGOL’s discretion.

Exchanges into a different series of the Trust – Class K or Institutional Class shareholders invested via a financial intermediary may be permitted to exchange their shares in the Fund for either Class K or Institutional Class shares in another series of the Trust at the discretion of BGOL so long as:

–	your financial intermediary’s policies and procedures permit exchanges;

–	you are eligible to invest in the desired series of the Trust and share class;

–	both accounts have the same registration information; and

–	it is operationally viable to process the exchange.

Class K shareholders invested directly with the Transfer Agent may be permitted to exchange their Class K shares in the Fund for Class K shares in another series of the Trust.

Exchanges into the same Fund – Class K or Institutional Class shareholders invested via a financial intermediary are permitted to exchange between these classes so long as:

–	your financial intermediary’s policies and procedures permit exchanges and

–	you are eligible to invest in the desired share class.

Class K shareholders invested directly with the Transfer Agent are generally not permitted to exchange their Class K shares in the Fund for Institutional Class shares of the same Fund.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only or must otherwise be doing so in a manner acceptable to the Trust.

You must be a U.S. Person

Shares of the Fund are intended for investment by U.S. persons. With respect to direct investments through the Transfer Agent, BGOL and BGFS will generally only accept purchases from U.S. persons. With respect to investments through financial intermediaries or other indirect means, BGOL or BGFS may take further action if it becomes aware of any purchase by a non-U.S. person. Such action could result in the unauthorized purchaser’s account being closed or limited such that the account may only hold and redeem Fund shares with no ability to make further purchases. Prospective investors should consult their own financial institution or financial intermediary regarding their eligibility to invest in the Fund. BGOL and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

Although BGOL is domiciled and headquartered in the United Kingdom (the “UK”), neither the Fund nor its shares are being offered or otherwise promoted to any natural or legal persons domiciled or with a registered office in the UK, where the United Kingdom Alternative Investment Fund Managers Regulations 2013, as amended, including by the European Union (Withdrawal) Act 2018 and the Alternative Investment Fund Managers (Amendment etc.) (EU Exit) Regulations 2019 (the “AIFM Law”), are in force and effect. Furthermore, in light of the structure of the Fund and the manner in which they are managed, they do not fall within the scope of the AIFM Law, and shareholders of the Fund are not subject to the protections of the AIFM Law.

Purchases or exchanges may be rejected

The Fund reserves the right to reject any purchase or exchange order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, BGOL and BGFS reserve the right to reject any particular investment or exchange. In particular, and without limiting the generality of the foregoing BGOL or BGFS may reject an investment or exchange:

–	if in the opinion of BGOL or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of the Fund’s net asset value;

–	if the Fund is unable to verify your identity within a reasonable time;

–	if you are proposing to purchase shares using securities and BGOL has determined that this is not appropriate;

–	for initial or seed investments in the Fund that is not yet operational, if the investment is not of a size that would allow the Fund to commence operations at an appropriate scale (in the sole opinion of BGOL); and

–	to the extent a plan sponsor wishes to rely upon BGOL or BGFS to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants’ investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Restrictions on Certain Fund Investors

The Fund is a U.S. mutual fund. As a U.S. mutual fund, the Fund is prohibited from allowing investment by certain other mutual funds and certain types of private funds in excess of specific thresholds. In particular, the Fund is required to limit investment by funds commonly known as “hedge funds” or “private equity funds.” Any investor or prospective investor in the Fund that is itself a fund should consider carefully what regulations may apply to it or the Fund, including Section 12(d)(1) of the 1940 Act, in connection with any prospective investment. The Fund reserves the right to reject a purchase order or require an investor to redeem its shares to comply with the foregoing limitations.

Your account may be closed

If your account balance, or the account balance of your Fund or share class with a financial intermediary, falls below a minimum amount, the Fund may choose to redeem the shares in the account and mail you the proceeds. In these circumstances, you will receive at least 30 days’ notice before your account is closed. In addition, if BGFS’s or the Trust’s relationship with the financial intermediary through which you hold shares of the Fund is terminated, and you do not transfer your account to a different authorized financial intermediary, the Trust reserves the right to redeem your shares of the Fund. The Trust will not be responsible for any loss in your account or any tax liability resulting from a redemption in these circumstances.

Fund may change the terms

The Fund reserves the right to suspend or change the terms of the offering of its shares. The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Buying, Selling, and Exchanging Shares through Financial Intermediaries – Institutional Class

What is a financial intermediary?

Financial intermediaries are firms that provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

How do I access the Fund through a financial intermediary?

Any financial intermediary which is properly authorized by the Fund can accept purchase, redemption and exchange orders on their behalf. The financial intermediary is responsible for transmitting your transaction request and funds in good form and in a timely manner to the Fund.

Orders received for the Fund by an authorized financial intermediary (or other financial intermediaries designated by the financial intermediary) prior to the Pricing Point will be deemed to have been accepted by the Fund at that time and will be executed at that day’s closing share price.

The Fund will not be responsible for delays by the financial intermediary in transmitting your transaction request, including timely transfer of payment, to the Fund.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

What services are provided by financial intermediaries?

The actual services provided, and the payments made for such services, will vary from intermediary to intermediary.

Examples of intermediary services include:

–	establishing and maintaining one or more omnibus accounts with the Transfer Agent;

–	establishing and maintaining sub-accounts and sub-account balances for each plan participant that may be a holder of Fund shares;

–	processing orders by shareholders to purchase, redeem and exchange shares;

–	transmitting to the Transfer Agent net purchase or net redemption orders reflecting purchase, redemption and exchange orders received by it with respect to Fund shareholders;

–	receiving and transmitting the purchase price or redemption proceeds relating to orders;

–	mailing periodic reports, transaction confirmations and sub-account information to beneficial owners and plan participants;

–	answering inquiries about the Fund or a plan participant’s sub-account balances or distribution options;

–	providing assistance to shareholders effecting changes to their dividend options, account designations or addresses;

–	disbursing income dividends and capital gains distributions;

–	preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service (“IRS”), such information respecting dividends and distributions paid by the Fund as may be required by law, rule or regulation; and

–	withholding on dividends and distributions as may be required by state or federal authorities from time to time.

How are financial intermediaries compensated?

It is expected that Institutional Class shares of the Fund will make payments, or reimburse BGOL or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services.

The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

The nature and extent of sub-accounting services provided to Institutional Class shareholders and the amount of sub-accounting fees charged to the Fund will vary among financial intermediaries. Financial intermediaries may choose to hold Institutional Class shares and opt not to charge any sub-accounting fees with respect to a portion of, or even all of, the shares so held. Institutional Class shares bear sub-accounting expenses on a class-wide basis. As such, the rate at which these expenses are incurred, as a percentage of

Institutional Class net assets, will be a blended rate of the rates charged by various financial intermediaries holding shares in the Fund. In instances where this blended rate is higher than the rate charged to the Fund by your financial intermediary, you will bear the higher blended rate instead of the lower rate charged to the Fund by your financial intermediary. In instances where this blended rate is lower than the rate charged to the Fund by your financial intermediary, you will bear the lower blended rate instead of the higher rate charged to the Fund by your financial intermediary. All payments made by the Fund to financial intermediaries are for bona fide shareholder services and are not primarily intended to result in the sale of Fund shares.

How to Sell Shares – Class K and Institutional Class

Process

Redemption Request – You can redeem your shares by taking either of the following steps:

1.	Through your broker or financial intermediary. If you hold shares through a financial intermediary, you may redeem shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

2.	Email a redemption request to the Transfer Agent, in BGOL’s prescribed form, which includes:

o	the name and class of the Fund;

o	the exact name in which shares are registered;

o	the shareholder account number;

o	the number of shares or the dollar amount of shares to be redeemed;

o	a signature by all owners of the shares, in accordance with the form of registration;

o	the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

o	the trade date.

All emails containing a redemption request must be unencrypted. The email address for redemption requests sent to the Transfer Agent is: bgusinsttrades@bny.com.

Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

Redemption Payment – Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Fund generally expects to pay out redemption proceeds to redeeming shareholders within 1 business day following the trade date indicated in the redemption request, but have in the past, and may in the future, delay settlement of redemptions to the third business day following the trade date in response to unusually large redemption requests, and the Fund reserves the right to satisfy redemption requests up to seven days following the trade date indicated in the redemption request. Payment is made at any time on the settlement date within the Federal Reserve hours (generally, 9:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday excluding designated holidays). The possibility of delayed settlement is greater for smaller fund or for funds with particularly concentrated investor bases. The Fund typically meets redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Fund may also, under normal or stressed market conditions, use a credit facility or, if the Fund has received advanced notice of a shareholder’s intent to redeem, trade portfolio holdings ahead of the trade date to meet significant requests for redemption.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, BGOL will grant this if it determines, in BGOL’s sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to the Fund’s election under Rule 18f-1 described below under “Election under Rule 18f-1.” If you intend to request a distribution in kind, please note:

–	Securities distributed in connection with the request will be valued in accordance with the Fund’s procedures for valuation described above under “How Shares are Priced.”

–	Securities and assets distributed will be selected by BGOL in accordance with procedures approved by the Board and generally will represent a pro-rata distribution of each holding in the Fund’s portfolio, subject to certain exceptions under relevant procedures.

–	You may incur taxes or charges in connection with assuming title to such securities from the Fund, and may incur brokerage charges and/or additional taxes on the sale of any such securities so received in payment of redemptions.

Change of Information – If you need to change or update your account information, you may do so through your financial intermediary, or by mailing or emailing the Transfer Agent a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. The Fund or its agent may take additional steps to verify changes to account information, especially bank account details, before transferring redemption amounts. If you hold an account directly with the Transfer Agent, all redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Transfer Agent to change those details.

When you can redeem shares

Shares may be redeemed on any day on which the NYSE is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for the Fund for more than seven days during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the SEC for the protection of investors.

Automatic Redemptions

The Fund reserves the right to redeem or require the transfer of any individual’s shares if:

–	The holding of the shares by such person is unlawful;

–	In the opinion of the Board or the Fund’s service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur; or

–	The Fund cannot verify your identity.

Short-Term Trading

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” These practices may present risks to the Fund, including increased transaction costs, interference with the efficient management of the Fund, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, “Frequent Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Fund. The Fund does not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of the Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a “Frequent Trading Policy” (the “Policy”) to discourage Frequent Trading. Under the Policy, the Fund reserves the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Frequent Trading activities.

As a means to protect the Fund and its shareholders from Frequent Trading in Class K and Institutional Class shares:

–	The Transfer Agent arranges for the compilation, monitoring and reporting of account-level information on underlying shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Fund;

–	The Fund have obtained information from each Financial Intermediary holding shares in an omnibus account with the Fund regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Fund against harmful short-term trading;

-	With respect to the Fund that invests in securities that trade on foreign markets, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service; and

–	The Board may from time to time consider whether it is necessary or appropriate for the Fund to impose a redemption fee not exceeding 2% that, in the Board’s judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions. Any such redemption fee would be imposed only to manage the impact of ongoing frequent trading or other abusive trading practices and would not be imposed retrospectively on historic trades.

Under the Policy, Frequent Trading includes certain material “Round Trip” transactions (meaning a series of transactions within the same Fund and within a defined time period, consisting of either (a) a purchase or exchange, followed by a redemption or exchange, followed by a purchase or exchange; or (b) a redemption or exchange, followed by a purchase or exchange, followed by a redemption or exchange). If a shareholder engages in Frequent Trading, the Fund may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Fund reserves the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Fund.

While the Fund attempts to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The

Fund recognizes that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Fund or its shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic redemption plan) are unaffected by these restrictions.

Escheatment

If your account is held directly with the Fund and is later deemed “abandoned” or “unclaimed” under state law, the Fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell or redeem escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold or redeemed. It is your responsibility to ensure that you maintain a correct address for your account and maintain contact in ways such as by contacting the Transfer Agent by mail or telephone or accessing your account through the Fund’s website, and promptly cashing all checks for dividends, capital gains and redemptions. The Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Election under Rule 18f-1

The Trust, on behalf of the Fund, has made an election pursuant to Rule 18f-1 under the 1940 Act committing the Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. The Fund reserves the right to pay redemption proceeds in-kind except as described above.

Share Dividends and Distributions – All Share Classes

It is the practice of the Fund to distribute, annually, all net investment income received from investments alongside any net realized capital gains earned through trading activities.

Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days’ prior notice, before the record date for distribution, to the Transfer Agent.

Tax – All Share Classes

The following discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in the Fund as part of a “straddle,” “conversion transaction,” “hedge,” or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of the Fund.

The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. No Fund has sought an opinion of legal counsel as to any specific U.S. tax matters.

U.S. Shareholders

The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

–	are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

–	hold, directly or indirectly, shares of the Fund as a capital asset (each such investor a “U.S. shareholder”).

Tax Status

The Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends each year to qualify and be eligible for treatment as such. In order to qualify and be eligible for treatment as a regulated investment company under

Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income each year from certain sources of “qualifying income” and comply with certain asset diversification and distribution requirements.

So long as the Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

The remainder of this discussion assumes that the Fund will qualify as a regulated investment company.

Excise Tax

The Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or for the one-year period ending December 31 if the Fund so elects), plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by the Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will make such distributions.

Personal Holding Company Rules

If the Fund were to be a “personal holding company,” it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

Distributions of net capital gains from the sale of investments that the Fund owned (or is deemed to have owned) for more than one year and that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged account) even if they are paid from income or gains earned by the Fund before the shareholder’s investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from the Fund will be taxed as described above whether received in cash or in additional Fund shares.

Notwithstanding the foregoing, the Fund may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code and/or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

Medicare Tax

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, exchange, redemption or other taxable disposition of shares of the Fund.

Sale, Exchange or Redemption

A sale, exchange, or redemption of shares of the Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of the Fund’s shares for shares of another Baillie Gifford fund will be treated as a sale of the Fund’s shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Baillie Gifford fund), or redemption of shares in the Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged account) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

Foreign Currency and Other Derivative Transactions

The Fund’s transactions in foreign currencies and certain derivative instruments, including options, futures contracts, forward contracts, swaps and straddles, as well as any of its hedging transactions may be subject to special tax rules and may produce a difference between the Fund’s book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of the Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between the Fund’s book and taxable income may cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company and avoid a Fund-level tax.

Debt Transactions

The Fund’s investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Foreign Taxes

The Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on the Fund’s investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by the Fund.

Foreign Tax Credit or Deduction

If more than 50% of the Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of the Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources. The amount of foreign income taxes paid by a Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level).

Annual Tax Reports

Where required, the Fund will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

IRS Returns

Shareholders may be required to file an information return with the Internal Revenue Service (“IRS”) including, but not limited to, if they recognize certain levels of losses with respect to shares in the Fund (at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in the Fund.

FinCEN Form 114

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax advisor regarding the applicability to them of this reporting requirement.

Backup Withholding Tax

The Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Persons Tax Treatment

Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may be subject to substantially different tax treatment with respect to distributions from the Fund.

BAILLIE GIFFORD FUNDS

Baillie Gifford International Alpha Fund

STATEMENT OF ADDITIONAL INFORMATION

November 21, 2025

This Statement of Additional Information (“SAI”) of Baillie Gifford International Alpha Fund (the “Acquiring Fund”) is available to the shareholders of Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund (the “Acquired Funds”) in connection with transaction whereby all of the assets and liabilities of the Acquired Funds will be transferred to the Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (the “Mergers”).

This SAI is not a prospectus. An Information Statement/Prospectus dated November 21, 2025, relating to the Mergers has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon request and without charge by calling the Acquiring Fund at 1-844-394-6127.

This SAI consists of the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

●	The Statement of Additional Information relating to this Information Statement/Prospectus (File No. [ ]);

●	The Prospectus and Statement of Additional Information dated April 30, 2025, as supplemented, for Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and the Acquiring Fund (File No. 811-10145);

●	The Prospectus and Statement of Additional Information dated April 30, 2025, as supplemented, for Baillie Gifford International All Cap Fund (File No. 811-10145);

●	The reports of the Independent Registered Public Accounting Firm and the audited financial statements contained in the N-CSR of the Funds dated December 31, 2024, as filed March 4, 2025 (File No. 811-10145);

●	The unaudited financial statements contained in the N-CSR of the Funds dated June 30, 2025, as filed September 3, 2025 (File No. 811-10145);

SUPPLEMENTAL FINANCIAL INFORMATION

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Tables showing the fees of the Acquired Funds and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Mergers, are included in the “Fees and Expenses” section of the Information Statement/Prospectus.

The Mergers will not result in a material change to the investment portfolio of the Acquired Funds due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of each of those Funds modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Funds’ portfolio in advance of the Mergers and/or the Acquiring Fund’s portfolio following the Mergers, as described in the Information Statement/Prospectus.

There are no material differences in accounting policies of the Acquired Funds as compared to those of the Acquiring Fund.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust (as further amended from time to time, the “Declaration of Trust”) (See Exhibit 1 hereto) provides for indemnification of trustees and officers. The effect of this provision is to provide indemnification for each of the Registrant’s trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. As to any matter disposed of without an adjudication by a court or other body, indemnification will be provided to the Registrant’s trustees and officers if (a) such indemnification is approved by a majority of the disinterested trustees, or (b) an opinion of independent legal counsel is obtained that such indemnification would not protect the trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

The Registrant has also contractually agreed to indemnify each Trustee. The contractual agreement between the Trust and each Trustee delineates certain procedural aspects relating to indemnification and advancement of expenses and provides for indemnification and advancement to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust, as amended, and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, as amended, and the 1940 Act, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)	(a) Third Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2023, incorporated by reference to Post-Effective Amendment No. 65 to the registration statement of the Trust on Form N-1A filed February 29, 2024.

(i) Amendment No. 1, dated January 27, 2025, to the Third Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 67 to the registration statement of the Trust on Form N-1A filed February 28, 2025.

(ii) Amendment No. 2, dated October 2, 2025, to the Third Amended and Restated Agreement and Declaration of Trust – filed herewith.

(2)	(a) Copy of By-Laws of Registrant as amended October 2, 2025, incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization relating to Baillie Gifford International All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund and Baillie Gifford International Alpha Fund (each a “Fund,” and together, the “Funds”) – Form of Agreement and Plan of Reorganization is attached as Appendix A to the Information Statement/Prospectus contained in this Registration Statement.

(5)	Instruments Defining Rights of Security Holder. None, other than in the Third Amended and Restated Agreement and Declaration of Trust and the Amended and Restated Bylaws of the Registrant.

(6)	Investment Advisory Contracts.
(a) Second Amended and Restated Investment Advisory Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of each Fund, dated June 18, 2021, incorporated by reference to Post-Effective Amendment No. 56 to the registration statement of the Trust on Form N-1A filed June 21, 2021.

(i) Amended and Restated Schedule A to the Second Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, effective as of October 7, 2025 – filed herewith.

(7)	Underwriting Contracts.
(a) Distribution Agreement between Baillie Gifford Funds Services LLC and the Registrant, dated February 27, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

	(i)	Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Funds Services LLC, effective as of October 2, 2025, – filed herewith.

(8)	Not applicable.

(9)	Custodial Agreements.
(a) Custody Agreement between the Registrant and Bank of New York Mellon dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

	(i)	Amendment to Custody Agreement between the Registrant and Bank of New York Mellon dated December 30, 2013, incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

	(ii)	Side Letter to Custody Agreement between the Registrant and Bank of New York Mellon dated April 28, 2014 incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

	(iii)	Form of Side Letter to Custody Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

	(iv)	Supplement to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York Mellon dated November 14, 2016, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

	(v)	Transaction Processing Services Letter between the Registrant and Bank of New York Mellon dated August 27, 2018, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

	(vi)	FundSettle Supplemental Agreement between the Registrant and Bank of New York Mellon, dated January 24, 2019, incorporated by reference to Post-Effective Amendment No. 39 to the registration statement of the Trust on Form N-1A filed February 28, 2019.

	(vii)	Supplement to the Custody Agreement Hong Kong-China Connect — SPSA Account Model for Stock and Bond Connect between the Registrant and The Bank of New York Mellon dated April 25, 2019, incorporated by reference to Post-Effective Amendment No. 42 to the registration statement of the Trust on Form N-1A filed August 27, 2019.

(viii)	Fifteenth Amendment to Custody Agreement between the Registrant and Bank of New York Mellon, adding Baillie Gifford Emerging Markets ex China Fund, dated November l, 2021, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

(ix)	Sixth Amendment to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York Mellon dated November l, 2021, adding Baillie Gifford Emerging Markets ex China Fund, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

(x)	Side letter to Custody Agreement between the Registrant and Bank of New York Mellon regarding foreign initial public offerings, private placements, auctions and similar events, dated September 10, 2021, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

(xi)	Side letter to Custody Agreement between the Registrant and Bank of New York Mellon regarding foreign initial public offerings and private placements in Vietnam, dated September 10, 2021, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

(xii)	Sixteenth Amendment to Custody Agreement between the Registrant and Bank of New York Mellon dated February 22, 2023, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of the Trust on Form N-1A filed April 28, 2023.

(xiii)	Seventh Amendment to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York Mellon dated February 22, 2023, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of the Trust on Form N-1A filed April 28, 2023.

(xiv)	Eighth Amendment to the Custody Agreement Hong Kong-China Stock Connect Service — SPSA Account Model between the Registrant and Bank of New York Mellon dated February 12, 2025, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

(xv)	Seventeenth Amendment to Custody Agreement between the Registrant and Bank of New York Mellon dated February 12, 2025, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

	(xvi)	Eighteenth Amendment to Custody Agreement between the Registrant and Bank of New York Mellon, dated October 10, 2025, incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

	(xvii)	Ninth Amendment to the Custody Agreement Hong Kong-China Stock Connect Service – SPSA Account Model between the Registrant and Bank of New York Mellon dated October 10, 2025, incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

(b) Form of Foreign Custodian Manager Agreement dated, September 29, 2000, between the Registrant and Bank of New York Mellon, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

	(i)	Tenth Amendment Agreement, dated November 1, 2021, to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding Baillie Gifford Emerging Markets ex China Fund, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

	(ii)	Eleventh Amendment Agreement, dated February 22, 2023, to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of the Trust on Form N-1A filed April 28, 2023.

	(iii)	Twelfth Amendment Agreement, dated February 12, 2025, to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

	(iv)	Thirteenth Amendment Agreement, dated October 10, 2025, to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

(10)	(a) Plan Pursuant to Rule 18f-3, amended and restated as of April 30, 2021, incorporated by reference to Post-Effective Amendment No. 55 to the registration statement of the Trust on Form N-1A filed April 29, 2021.

(b) Eleventh Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, effective as of October 2, 2025 – filed herewith.

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of the securities bring registered – filed herewith.

(12)	Opinion of Ropes & Gray LLP with respect to tax matters – to be filed by amendment.

(13)	Other Material Contracts.

(a) Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

	(i)	Form of Amendment to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

	(ii)	Form of Second Amendment Agreement to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

	(iii)	Eleventh Amendment Agreement, dated November 1, 2021, to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding Baillie Gifford Emerging Markets ex China Fund, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

	(iv)	Twelfth Amendment Agreement, dated February 22, 2023, to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of the Trust on Form N-1A filed April 28, 2023.

	(v)	Thirteenth Amendment Agreement, dated February 12, 2025, to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

	(vi)	Fourteenth Amendment Agreement, dated October 10, 2025, to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

(b) Form of Subscription Agreement for the purchase of Classes 2-5 shares of series of the Trust registered under the 1933 Act, incorporated by reference to Post-Effective Amendment No. 66 to the registration statement of the Trust on Form N-1A filed April 26, 2024.

(c) Form of Subscription Agreement for the purchase of Class K shares of series of the Trust registered under the 1933 Act, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

(d) Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated September 1, 2014, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i)	Amendment No. 2, dated February 20, 2018, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(ii)	Amendment No. 4, dated September 28, 2018, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., adding Baillie Gifford Multi Asset Fund, effective as of June 30, 2019, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(iii)	Amendment No. 6, dated December 13, 2018, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., incorporated by reference to Post-Effective Amendment No. 39 to the registration statement of the Trust on Form N-1A filed February 28, 2019.
(iv)	Amendment No. 12, dated December 15, 2021, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., adding Baillie Gifford Emerging Markets ex China Fund, incorporated by reference to Post-Effective Amendment No. 60 to the registration statement of the Trust on Form N-1A filed December 23, 2021.

(v)	Amendment No. 14, dated January 20, 2025, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

(vi)	Amendment No. 15, dated October 10, 2025, to the Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., incorporated by reference to the initial registration statement of the Baillie Gifford Institutional Trust on Form N-1A filed October 10, 2025.

(e) Amended and Restated Credit Agreement between the Registrant and The Bank of New York Mellon, dated April 19, 2022, incorporated by reference to Post Effective Amendment No. 62 to the registration statement of the Trust on Form N-1A filed April 28, 2022.

(i)	Fee Letter Agreement among the Registrant, Baillie Gifford Overseas Limited, and The Bank of New York Mellon, dated April 24, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed April 30, 2018.

(ii)	Amendment No. 1, dated October 7, 2022, to the Amended and Restated Credit Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Post Effective Amendment No. 63 to the registration statement of the Trust on Form N-1A filed February 27, 2023.

(iii)	Amendment No. 2, dated April 18, 2023, to the Amended and Restated Credit Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of the Trust on Form N-1A filed April 28, 2023.

(iv)	Amendment No. 3, dated April 16, 2024, to the Amended and Restated Credit Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 66 to the registration statement of the Trust on Form N-1A filed April 26, 2024.

(v)	Amendment No. 4, dated April 15, 2025, to the Amended and Restated Credit Agreement between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 68 to the registration statement of the Trust on Form N-1A filed April 30, 2025.

(f) Form of Indemnification Agreement between the Registrant and each Trustee, incorporated by reference to Post-Effective Amendment No. 66 to the registration statement of the Trust on Form N-1A filed April 26, 2024.

(g) Shareholder Service Plan, amended as of November 25, 2019, renaming each fund, incorporated by reference to Post-Effective Amendment No. 46 to the registration statement of the Trust on Form N-1A filed December 19, 2019.

(h) Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, dated January 1, 2015, incorporated by reference to Pre-Effective

Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i) Second Amendment Agreement dated June 22, 2017 to the Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, removing Baillie Gifford Asia Ex Japan Fund, The Emerging Markets Bond Fund, and Baillie Gifford U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

(ii) Third Amendment Agreement dated December 19, 2019 to the Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, renaming each fund, incorporated by reference to Post-Effective Amendment No. 46 to the registration statement of the Trust on Form N-1A filed December 19, 2019.

(i) Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, Baillie Gifford International Alpha Fund, Baillie Gifford International Growth Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Long Term Global Growth Fund, and Baillie Gifford U.S. Equity Growth Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

(i) Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, effective as of October 7, 2025 – filed herewith.

(j) Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, Baillie Gifford International Alpha Fund, Baillie Gifford International Growth Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Long Term Global Growth Fund, and Baillie Gifford U.S. Equity Growth Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

(i) Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, effective as of October 7, 2025 – filed herewith.

(14)	Consent of independent registered public accounting firm – filed herewith.

(15)	Not applicable.

(16)	Power of Attorney for Howard W. Chin, Pamela M. J. Cox, John D. Kavanaugh, Donald P. Sullivan Jr. and Lindsay Cockburn with respect to filings on Form N-14 – filed herewith.

(17)	Not applicable.

Item 17. Undertakings.

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant agrees to file by post-effective amendment an opinion of counsel supporting the tax consequences of the proposed reorganizations within a reasonable period of time after receipt of such opinion.

NOTICE

A copy of the Third Amended & Restated Declaration of Trust of Baillie Gifford Funds Trust, together with all amendments thereto, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer or Trustee of the Trust in his or her capacity as an officer or Trustee of the Trust and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Edinburgh, Scotland, on the 21st day of November, 2025.

Baillie Gifford Funds

By:	/s/ Michael Stirling-Aird
By: Michael Stirling-Aird
Title: President (Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title
Date

/s/ Howard W. Chin* Howard W. Chin	Trustee	November 21, 2025
/s/ Pamela M. J. Cox*	Trustee	November 21, 2025
Pamela M. J. Cox
/s/ John D. Kavanaugh*	Trustee	November 21, 2025
John D. Kavanaugh
/s/ Donald P. Sullivan Jr.*	Trustee	November 21, 2025
Donald P. Sullivan Jr.
/s/ Michael Stirling-Aird	Trustee & President (Principal Executive Officer)	November 21, 2025
Michael Stirling-Aird

/s/ Lindsay Cockburn* Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	November 21, 2025

*By:	/s/ Michael Stirling-Aird

Michael Stirling-Aird, as Attorney-in-Fact

Date: November 21, 2025

Exhibit Index

(1)(a)(ii)	Amendment No. 2, dated October 2, 2025, to the Third Amended and Restated Agreement and Declaration of Trust.

(6)(a)(i)	Amended and Restated Schedule A to the Second Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, effective as of October 7, 2025.

(7)(a)(i)	Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Funds Services LLC, effective as of October 2, 2025.

(10)(b)	Eleventh Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, effective as of October 2, 2025.

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of the securities bring registered.

(13)(i)(i)	Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, effective as of October 7, 2025.

(13)(j)(i)	Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, effective as of October 7, 2025.

(14)	Consent of independent registered public accounting firm.

(16)	Power of Attorney for Howard W. Chin, Pamela M. J. Cox, John D. Kavanaugh, Donald P. Sullivan Jr. and Lindsay Cockburn with respect to filings on Form N-14.